November 1, 2026
Prospectus
Victory Fund for Income
Class A	Class C	Class I	Class R	Class R6	Class Y
IPFIX	VFFCX	VFFIX	GGIFX	VFFRX	VFFYX
Victory Investment Grade Convertible Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
SBFCX	—	VICIX	—	—	—
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
vcm.com
800-539-FUND (800-539-3863)

Victory Fund for Income Summary
Investment Objective
The Victory Fund for Income (the “Fund”) seeks to provide a high level of current income consistent with preservation of shareholders' capital.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 25 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(paid directly from your investment)
	Class A	Class C	Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.00%
Other Expenses	0.20%	1.05%	0.19%	0.27%	0.16%	0.21%
Total Annual Fund Operating Expenses	0.95%	2.55%	0.69%	1.02%	0.66%	0.71%
Fee Waiver/Expense Reimbursement[3]	(0.04)%	(0.84)%	(0.05)%	(0.11)%	(0.03)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.91%	1.71%	0.64%	0.91%	0.63%	0.71%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.91%,1.71%, 0.64%, 0.91%, 0.63%, and 0.71% of the Fund's Class A, C, I, R, R6, and Y shares, respectively, through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
1

Victory Fund for Income Summary
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$316	$517	$735	$1,362
Class C	$274	$714	$1,280	$2,425
Class I	$65	$216	$379	$854
Class R	$93	$314	$553	$1,238
Class R6	$64	$208	$365	$820
Class Y	$73	$227	$395	$883
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$174	$714	$1,280	$2,425
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing primarily in securities issued by the U.S. government and its agencies or instrumentalities.
Under normal circumstances, the Fund primarily invests in:
◼
Mortgage-backed obligations and collateralized mortgage obligations (“CMOs”) issued by the Government National Mortgage Association (“GNMA”), with an average effective maturity ranging from 2 to 10 years.
◼
Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with a dollar-weighted average maturity normally less than 5 years.
The goal of the Fund’s strategy is to provide high, reliable income by investing in securities backed 100% by the full faith and credit of the U.S. government. Portfolio construction consists of three factor-driven layers: (1) top-down, macro-economic; (2) mid-level, relative value; and (3) bottom-up, borrower characteristics. The greatest emphasis will generally be on the bottom-up factor, but the
2

Victory Fund for Income Summary
relative weightings of the three layers can and will vary over time, as each factor is reflective of the broad economic environment. The Adviser's sell discipline is driven by actual borrower prepayments, where bonds that exhibit either erratic or consistently fast prepayment speeds are sold first.
The Fund may purchase or sell securities on a when-issued, to-be-announced or delayed delivery basis.
The Fund’s average effective maturity is based on the value of a Fund's investments in securities with different maturity dates. This measures the sensitivity of the Fund to changes in interest rates. The value of a long-term debt security is more sensitive to interest rate changes than the value of a short-term security.
There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Interest Rate Risk — Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
Prepayment Risk — The amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of asset-backed or mortgage-related securities may be reinvested at lower interest rates.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.
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Victory Fund for Income Summary
U.S. Government Agency Obligations Risk — A U.S. government agency or instrumentality may default on its obligation and the U.S. government may not provide support. Some securities issued by certain U.S. government instrumentalities are supported only by the credit of those instrumentalities.
When-Issued, TBA and Delayed Delivery Risk — The market value of a security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s net asset value. There is also the risk that a party fails to deliver the security on time or at all.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. Over recent years, the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed-income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
4

Victory Fund for Income Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns  of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. The Bloomberg U.S. Aggregate Bond Index serves as the Fund's regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Calendar Year Returns for Class R Shares
(The annual return in the bar chart is for the Fund’s oldest class of shares, Class R shares.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	2.96%	March 31, 2020
Lowest Quarter	-2.98%	March 31, 2022

Year-to-date return	-0.49%	September 30, 2026
5

Victory Fund for Income Summary

Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
CLASS R Before Taxes	5.18%	1.11%	1.45%
CLASS R After Taxes on Distributions	3.04%	-0.98%	-0.66%
CLASS R After Taxes on Distributions and Sale of Fund Shares	3.04%	-0.06%	0.18%
CLASS A Before Taxes	2.77%	0.66%	1.21%
CLASS C Before Taxes	3.30%	0.29%	0.80%[1]
CLASS I Before Taxes	5.46%	1.38%	1.72%
CLASS R6 Before Taxes	5.47%	1.39%	1.72%
CLASS Y Before Taxes	5.23%	1.29%	1.63%
Indices
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes	7.30%	-0.36%	2.01%
Bloomberg 1-5 Year U.S. Government Bond Index reflects no deduction for fees, expenses or taxes	5.83%	1.29%	1.82%
1
Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Victory Income Investors investment franchise. Ms. Adelman has final investment authority for the Fund.
Portfolio Management
	Title	Tenure with the Fund
Heidi L. Adelman	Chief Investment Officer	Since 2006
Harriet R. Uhlir	Portfolio Manager	Since 2013
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Victory Fund for Income Summary
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class I	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	$2,000,000	None	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None	None	None
For Class A and Class C shares, a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (“IRAs”), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
7

Victory Investment Grade Convertible Fund Summary
Investment Objective
The Victory Investment Grade Convertible Fund (the “Fund”) seeks to provide a high level of current income together with long-term capital appreciation.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 25 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(paid directly from your investment)
	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.26%	0.20%
Total Annual Fund Operating Expenses	1.26%[2]	0.95%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.39% of the Fund's Class A shares through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
8

Victory Investment Grade Convertible Fund Summary
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$350	$616	$901	$1,713
Class I	$97	$303	$525	$1,166
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks. The Fund may invest in equity securities of foreign companies traded on U.S. exchanges, including American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”).
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in investment-grade securities that are convertible into common stock, and synthetic convertible securities, which are derivative positions composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities.These investment-grade securities are those that are rated within the four highest rating categories assigned by a Nationally Recognized Statistical Rating Organization, or if unrated, are securities that the Adviser determines to be of comparable or equivalent quality.
The Fund may invest up to 20% of its net assets in below-investment-grade securities (sometimes referred to as “junk bonds”) if the Adviser believes that the positive qualities of the security justify the potential risk. These securities are rated Ba, B, Caa, or lower by Moody’s and BB, B, CCC, or lower by S&P. The Fund also may purchase unrated securities with similar characteristics.
The Adviser employs a bottom-up research process by identifying convertible securities that possess strong underlying equity potential, high quality financial characteristics and the opportunity for solid total return over a 12-18 month time horizon. The Adviser may sell a security when the underlying equity valuation changes due to a price change or change in fundamentals of the company, the underlying fixed income component has deteriorated or the convertible characteristics have changed.
As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the financials sector.
9

Victory Investment Grade Convertible Fund Summary
Principal Risks
The Fund’s investments are subject to the following principal risks:
Convertible Securities Risk — Convertible securities rank senior to the issuer's common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Interest Rate Risk — Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher-quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk
10

Victory Investment Grade Convertible Fund Summary
may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. Over recent years, the capacity of dealers to make markets in fixed-income securities has been outpaced by the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed-income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Foreign Securities Risk — Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Sector Focus Risk — To the extent the Fund focuses on one or more sectors, such as the financials sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
11

Victory Investment Grade Convertible Fund Summary
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns  of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. The Bloomberg U.S. Aggregate Bond Index serves as the Fund's regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	12.22%	June 30, 2020
Lowest Quarter	-14.80%	March 31, 2020

Year-to-date return	-1.20%	September 30, 2026
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Victory Investment Grade Convertible Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
CLASS A Before Taxes	2.72%	3.53%	7.04%
CLASS A After Taxes on Distributions	1.34%	2.04%	5.54%
CLASS A After Taxes on Distributions and Sale of Fund Shares	2.01%	2.19%	5.04%
CLASS I Before Taxes	5.44%	4.35%	7.69%
Indices
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes	7.30%	-0.36%	2.01%
ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index reflects no deduction for fees, expenses, or taxes	7.43%	6.17%	8.92%
ICE BofAML Investment Grade U.S. Convertible Index reflects no deduction for fees, expenses, or taxes	10.42%	20.88%	20.99%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Victory Income Investors investment franchise.
Portfolio Management
	Title	Tenure with the Fund
James K. Kaesberg	Senior Portfolio Manager	Since 1996
Mark Vucenovic	Senior Portfolio Manager	Since 2014
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Victory Investment Grade Convertible Fund Summary
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class I
Minimum Initial Investment	$2,500	$2,000,000
Minimum Subsequent Investments	$50	None
For Class A shares, a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (“IRAs”), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
The Victory Fund for Income and Victory Investment Grade Convertible Fund are each managed by the Adviser who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
Under normal circumstances, the Victory Investment Grade Convertible Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in investment-grade convertible securities that are convertible into common stock, and synthetic convertible securities, which are derivative positions composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities. The Board of Trustees (the “Board”) may change the Fund’s 80% investment policy without shareholder approval upon 60 days’ prior written notice to shareholders.
The following section describes additional information about the principal investment strategies the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The Statement of Additional Information (“SAI”) includes more information about the Funds, their investments, and the related risks.
Under adverse, unstable, or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash, and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments, or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective, and increase a Fund's expenses.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.
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Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
Victory Fund for Income
U.S. Government Securities1
Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.
U.S. Government Instrumentalities1
Securities issued by U.S. government instrumentalities such as: the Student Loan Marketing Association (“SLMA” or Sallie Mae), Federal Farm Credit Banks (“FFCB”), and Federal Home Loan Banks. Certain instrumentalities are “wholly owned government corporations,” such as the Tennessee Valley Authority (“TVA”).
Mortgage-Backed Securities
Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans.
When-Issued, To-Be-Announced (“TBA”) and Delayed-Delivery Securities
Securities that are purchased or sold for delivery at a later time. In a TBA transaction, a seller generally agrees to deliver a mortgage-backed security meeting certain criteria at a future date.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. companies. Also may include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies, and exchange-traded funds (“ETFs”) that invest in foreign companies.
Victory Investment Grade Convertible Fund
Convertible or Exchangeable Obligations
Debt instruments that may be exchanged or converted to other securities.
Synthetic Convertible Securities
A synthetic convertible is a security that is created by combining separate securities possessing the two principal characteristics of a true convertible security, i.e., fixed income (“fixed-income component”) and the right to acquire equity securities (“convertibility component”). They are typically offered by financial institutions and investment banks in private placement transactions.
1
Obligations of entities such as the GNMA are backed by the full faith and credit of the U.S. Treasury. Others, such as the FNMA, SLMA, FHLB, FHLMC, FMAC and TVA are supported by the right of the issuer to borrow from the U.S. Treasury. FFCB is supported only by the credit of the federal instrumentality. See the SAI for more information about investments in obligations of U.S. government instrumentalities and wholly owned government corporations.
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Investments

Convertible Preferred Stock
A class of stock that pays dividends at a specified rate, has preference over common stock in the payment of dividends and the liquidation of assets, and is convertible into common stock.
Additional Fund Strategies. The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities or techniques that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.
Investment Companies
Each Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers, and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities.
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Risk Factors

The following provides additional information about the Funds' principal risks and supplements those risks discussed in each Fund's Summary section of this Prospectus.
	Victory Fund for Income	Victory Investment Grade Convertible Fund
Convertible Securities Risk		X
Debt Securities Risk	X	X
Equity Securities Risk		X
Foreign Securities Risk		X
General Market Risk	X	X
High-Yield/Junk Bond Risk		X
Large Shareholder Risk	X	X
Liquidity Risk	X	X
Management Risk	X	X
Mortgage- and Asset-Backed Securities Risk	X
Sector Focus Risk		X
Synthetic Convertible Securities Risk		X
U. S. Government Agency Obligations Risk	X
When-Issued, TBA and Delayed-Delivery Securities Risk	X
Convertible Securities Risk — The values of convertible securities in which the Fund may invest may be affected by market interest rates, reduction in credit quality or credit ratings, issuer default on interest and principal payments, and declines in the value of the underlying common stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.
Debt Securities Risks — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates, adverse economic or political conditions, tariffs and trade disruptions, inflation, or adverse investor sentiment generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Changes in value may occur sharply and unpredictably. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and issuers to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
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Interest Rate Risk — Fluctuations in interest rates can affect the value of debt instruments held by the Fund. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. The longer a Fund’s average portfolio duration, the more sensitive the Fund will be to changes in interest rates. In addition, during periods of increased market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed-income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives. Decisions by the Fed regarding interest rate and monetary policy can have a significant effect on the value of debt securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. The impact on various markets that interest rate or other significant policy changes may have is unknown.
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Risk Factors

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Inflation Risk — Inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.
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Reinvestment Risk — When interest rates are declining, the interest income and prepayments on a security a Fund receives will have to be reinvested at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.
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Credit (or Default) Risk — The issuer of a debt security may be unable to make timely payments of interest or principal. Credit risk is measured by nationally recognized statistical rating organizations (“NRSROs”) such as S&P Global Ratings, Fitch Ratings, Inc., and Moody’s Investors Service.
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Redemption Risk — The Fund may experience periods of heavy shareholder redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.
Equity Securities Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities, and rights and warrants may fluctuate, sometimes rapidly or unpredictably. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, common stock is entitled to the residual value after the company meets its other obligations. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating, and changes in interest rates, and other general economic, industry, and market conditions. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy. Rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Foreign Securities Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the United States. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations. Investments in depositary receipts (such as American Depositary Receipts and Global Depositary Receipts) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts.
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Risk Factors

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Political Risk — Foreign securities markets may be more volatile than their counterparts in the United States. Investments in foreign countries could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
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Currency Risk — Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.
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Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the United States.
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Tax Risk — The value of a Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends and interest received by a Fund and capital gains recognized by a Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
General Market Risk — Any investment involves risk, and there is no assurance that a Fund’s investment objective will be achieved. Losing money is a risk of investing in a Fund. The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments, and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets, or general investor sentiment. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value. In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and changes in interest rates. An unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility for a Fund. Equity securities tend to be more volatile than debt securities.
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Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, economic sanctions, currency controls or other actions by countries or international bodies, terrorism, trade disputes, embargoes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or
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Risk Factors

COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may be short-term or may last for extended periods.
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Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
High-Yield/Junk Bond Risk — Below-investment-grade securities (high-yield or “junk” bonds) are subject to certain risks in addition to those risks associated with higher-rated securities. Below-investment-grade securities generally offer higher yields than investment-grade securities with similar maturities because the financial condition of the issuers may not be as strong as issuers of investment-grade securities. For this reason, below-investment-grade securities may be considered speculative, which means that there is a higher risk that a Fund may lose a substantial portion or all of its investment in a particular below-investment-grade security. Below-investment-grade securities may be more susceptible to real or perceived adverse economic conditions, which may cause them to be downgraded or default, less liquid, and more difficult to evaluate than investment-grade securities.
Large Shareholder Risk — The Funds, like all investment companies, pool the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Funds and, therefore, indirectly on other shareholders. For example, significant levels of new investments in the Funds by shareholders may cause the Funds to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause the Funds to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Funds to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of the Funds' distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Funds' shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Funds to make taxable distributions to its shareholders earlier than the Funds otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Funds, the Funds may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Funds.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. Market values for illiquid investments may not be readily available, and there can be no assurance that any fair value assigned to an illiquid investment at any time will accurately reflect the price a Fund might receive upon the sale of that investment. The ability of a Fund to dispose of illiquid investments or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such investments or instruments during periods when the Adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising
21

Risk Factors

interest rates, may adversely affect the liquidity of a Fund’s investments. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, a Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that holding, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a position at the same time as a Fund is attempting to liquidate the same investment, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. In such cases the sale proceeds received by a Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value. The capacity of dealers to make markets in fixed-income securities may not keep pace with the growth in the size of the fixed-income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed-income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Mortgage- and Asset-Backed Securities Risks —
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Prepayment Risk – During periods of falling interest rates, mortgage and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at a lower interest rate. As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. Interest rate levels and other factors may affect the frequency of mortgage prepayments, which in turn can affect the average life of a pool of mortgage-related securities. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities.
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Extension Risk – The rate of anticipated prepayments of principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what the Fund’s portfolio manager anticipated that it would be. The market value of securities with longer maturities tends to be more volatile.
Sector Focus Risk — While a Fund reserves the right to dynamically allocate its assets across economic sectors, the Fund may make significant investments in one or more sectors, each of which entails associated risks. Additionally, a Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector.
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Financials Sector Risk — Companies in the financials sector are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of
22

Risk Factors

markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business, or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Synthetic Convertible Securities Risk — The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security because a synthetic convertible security is composed of two or more separate securities, each with its own market value. Additionally, if the value of the underlying common stock or the level of the index involved in the convertible security falls below the exercise price of the warrant or option, the warrant or option may lose all value. Synthetic convertible securities are also subject to counterparty risk.
U.S. Government Agency Obligations Risk — A U.S. government agency or instrumentality may default on its obligation and the U.S. government may not provide support. Some securities issued by certain U.S. government instrumentalities are supported only by the credit of those instrumentalities.
When-Issued, TBA, and Delayed-Delivery Securities Risk — The market value of the security issued on a when-issued, TBA, or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s NAV. There is also the risk that a party fails to deliver the security on time or at all.
Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing each Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Investment Company Risk — A Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, a Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or a Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in a Fund is not a complete investment plan.
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Organization and Management of the Funds

The Funds' Board has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment advisory agreement and oversees the operations of the Funds according to investment policies and procedures adopted by the Board. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of September 30, 2026, the Adviser managed and advised assets totaling in excess of $355.5 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
A discussion regarding the basis of the Board’s approval of the Funds' Advisory Agreement is available in the Fund's Form N-CSRS for the most recent period ended December 31, 2025.
The Adviser is a diversified global asset manager composed of multiple investment teams, referred to as investment franchises, each of which employs an independent approach to investing. Victory Income Investors, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Funds.
Advisory fees to be paid annually, before waivers, will be equal to the following:
Fund	Advisory Fee
Victory Fund for Income	0.50%
Victory Investment Grade Convertible Fund	0.75%
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
Portfolio Management
Heidi L. Adelman is the Lead Portfolio Manager and Harriet R. Uhlir is a Portfolio Manager of the Victory Fund for Income. The Fund's portfolio managers are primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Adelman has final investment authority for the Fund.
Ms. Adelman is a Chief Investment Officer of Victory Income Investors and has been with the Adviser or an affiliate since 1995.
Ms. Uhlir is a Portfolio Manager of Victory Income Investors and has been with the Adviser or an affiliate since 2001.
James K. Kaesberg is the Lead Portfolio Manager. Mark Vucenovic is a Senior Portfolio Manager of the Victory Investment Grade Convertible Fund. Together, they are responsible for the day-to-day management of the Fund's portfolio.
Mr. Kaesberg is a Senior Portfolio Manager of Victory Income Investors and has been associated with the Adviser or an affiliate since 1985. Mr. Kaesberg is a CFA charterholder.
Mr. Vucenovic is a Senior Portfolio Manager/Research Analyst of Victory Income Investors and has been associated with the Adviser or an affiliate since 2009, and previously, from 1995-2002.
The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage, and any ownership interests they may have in the Funds.
24

Investing with the Victory Funds

All you need to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6, and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by a Fund. The classes of shares that are offered by a Fund are those listed on the cover page designated with a ticker symbol. A Fund may also offer other share classes in different prospectuses. The Victory Funds may offer additional classes of shares in the future.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND (800-539-3863). They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

25

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Victory Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees (if any), which are accrued daily. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open. The NYSE is closed on weekends, most national holidays, and Good Friday. Undistributed income and gain will be reflected in the Fund’s NAV and, correspondingly, distributions of the Fund’s income and gain will reduce the Fund’s NAV. Undistributed income and gain, like all Fund assets, can fluctuate in value over time. Please see “Distributions and Taxes” for more information about the Fund’s distribution policies, including the general frequency of distributions.
To the extent a Fund’s investments include securities that are traded primarily in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund reserves the right to close if the primary trading markets of the Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. In addition, if the Securities Industry and Financial Markets Association recommends that government securities dealers close before the close of regular trading on the NYSE (the “Alternative Closing Time”), the Fund reserves the right to refuse any purchase or redemption order received after the Alternative Closing Time. If the Fund closes at the Alternative Closing Time, its NAV will be calculated as of the Alternative Closing Time. You may not be able to buy or sell shares on Columbus Day and Veterans Day, or on holidays when the Federal Reserve system is closed, but the NYSE and other financial markets are open.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Adviser will price a Fund’s investments at fair value in accordance with applicable regulatory requirements. A security will be fair valued when:
◼
Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
26

Share Price

Each Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
A Fund's NAV is available by calling 800-539-FUND (800-539-3863) or by visiting the Funds' website at vcm.com.
27

Choosing a Share Class

CLASS A
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Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
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A contingent deferred sales charge (“CDSC”) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class A shares also pay ongoing distribution and/or service (12b-1) fees.
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Lower annual expenses than Class C or Class R shares.
CLASS C
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No front-end sales charge. All your money goes to work for you right away.
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A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class C shares also pay ongoing distribution and/or service (12b-1) fees.
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Higher annual expenses than all other classes of shares.
CLASS I
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class I shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class R shares pay ongoing distribution and/or service (12b-1) fees.
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Class R shares are only available to certain investors.
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Higher annual expenses than all classes except Class C shares.
CLASS R6
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class R6 shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares.
CLASS Y
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class Y shares are only available to certain investors.
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Typically lower annual expenses than Classes A, C, and R shares.
28

Choosing a Share Class

Share Classes
When you purchase shares of a Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6, and Class Y shares.  The Funds offer Member Class shares in a separate prospectus. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
A Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Funds reserve the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.
The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $99,999	2.25%	2.30%
$100,000 up to $249,999	1.75%	1.78%
29

Choosing a Share Class

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
$250,000 and above*	0.00%	0.00%
* A contingent deferred sales charge (“CDSC”) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on the current market value or the original cost of the shares you are selling, whichever is less. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions and Waivers for Class A Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges or, in some cases, eliminate sales charges.
There are a number of ways you can reduce or eliminate your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21) with regard to Rights of Accumulation.
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Funds or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
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Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
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Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though you were investing the total amount in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth
30

Choosing a Share Class

in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
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Right of Accumulation - Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current market value of prior investments made by you, your spouse (including domestic partner), and your children under age 21 in any class of shares of any Victory Fund (except money market funds and any assets held in group retirement plans). The value of eligible existing holdings will be calculated by using the greater of the current value or the original investment amount. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Funds that the Right applies each time shares are purchased and provide sufficient information to permit confirmation of qualification;
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Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of a Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
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Purchases of at least $250,000 for certain Victory Funds or $500,000 for others;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
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Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Funds' distributor (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
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Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
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Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
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Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
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Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
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Shareholders investing directly with the Fund who do not have a third-party financial intermediary or registered representative assigned, or who invest directly in certain products sponsored by the Adviser or its affiliates; and
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Individuals who reinvest the proceeds of redemptions from Class I, Class R6, or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
31

Choosing a Share Class

CDSC for Class A Shares
A CDSC of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on the current market value or the original cost of the shares you are selling, whichever is less. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
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To the extent that the shares redeemed:
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are no longer subject to the holding period for such shares;
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resulted from reinvestment of distributions; or
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were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
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Following the death or post-purchase disability of:
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a registered shareholder on an account; or
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a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
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Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
32

Choosing a Share Class

◼
required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
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tax free returns of excess contributions or returns of excess deferral amounts;
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distributions on the death or disability of the account holder;
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distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
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distributions as a result of separation of service;
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Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
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In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
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When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
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Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program;
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Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; or
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Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
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Institutional investors;
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Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
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IRAs that are rollovers from eligible retirement plans that offered one or more Class R share Victory Funds as investment options and to individual 401(k) plans; or
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Investors who purchase through Advisory Programs with an approved financial intermediary.
33

Choosing a Share Class

Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
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Registered investment companies;
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Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
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Endowments and foundations; or
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Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Clients of state-registered or federally registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by a Fund, who invest at least $2,500;
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Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
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Pension, profit sharing, employee benefit and other similar plans and trusts that invest in a Fund;
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Investors who purchase through Advisory Programs with an approved financial intermediary;
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Investment advisory clients of the Adviser; or
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Investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to Victory Portfolios (the “Trust”).
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
34

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C, and Class R shares.
Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of Class R shares. The fee is paid for general distribution services, for selling Class A and Class R shares of the Fund and, as applicable, for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.
Because Rule 12b-1 fees are paid out of a Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker-dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Victory Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional, or their representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
35

Information About Fees

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.
36

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds’ website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
The Funds are generally available for purchase in the United States, Puerto Rico, Guam, American Samoa, and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Funds' Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number.
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third-party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I, Class R, Class R6, or Class Y shares, you must be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. Eligible Investors may be subject to a minimum investment amount as detailed in that section.
For Class C shares, individual purchases of $250,000 and above will be made automatically in Class A shares.
37

How to Buy Shares

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
◼
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
38

How to Buy Shares

Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
◼
By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182903 Columbus, OH 43218-2903
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	VictoryFunds.com
39

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds.
You can obtain a list of Victory Funds available for exchange by calling
800-539-FUND (800-539-3863) or by visiting VictoryFunds.com

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation, or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
◼
To exchange with another Victory Fund, the other Victory Fund must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees, and expenses.
Class C Share Conversion
Class C shares of the Fund will convert automatically to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee, or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section titled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds' share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
40

How to Exchange Shares

Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail, or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
41

How to Sell Shares

There are a number of convenient ways to sell your shares.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” You have the following options for receiving your redemption proceeds:
◼
Mail a check to the address of record;
◼
Wire funds to a previously designated domestic financial institution;
◼
Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
Victory Funds’ transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. You can use the same mailing addresses listed for purchases. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker-dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
You may transfer your proceeds by ACH to a domestic bank. Normally, your redemption will be processed on the same day if your request is received before the close of trading on the NYSE. If your request is received after the close of trading it will be processed on the next business day.
42

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
A Fund may suspend your right to redeem your shares in the following circumstances:
◼
During non-routine closings of the NYSE;
◼
When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
◼
A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
43

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you purchase shares when a Fund has undistributed income and gain, you will be
“buying a dividend” by paying a higher purchase price per share reflecting the undistributed income and gain and then receiving a portion of the purchase price back in the form of a taxable dividend unless you are investing through a tax-deferred account.

The Victory Fund for Income ordinarily declares and pays dividends from net investment income, if any, monthly, and net realized capital gains, if any, annually. The Victory Investment Grade Convertible Fund ordinarily declares and pays dividends from net investment income, if any, quarterly, and net realized capital gains, if any, annually. Each Fund may make additional distributions, if necessary, to comply with U.S. federal tax requirements and avoid U.S. federal income or excise tax.
Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the same Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).
44

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in a Fund.

Each Fund generally expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from a Fund by noncorporate shareholders generally will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains generally are taxable as long-term capital gains.
◼
You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
◼
An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange for federal income tax purposes.
◼
Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from each Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
A Fund generally is required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
45

Distributions and Taxes

◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by a Fund to such entities. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
◼
The Funds may provide estimated capital gain distribution information through the website at vcm.com.
IRA Distribution Withholding Disclosure
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution, and if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-FUND (800-539-3863), and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be sent electronically.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. The foregoing discussion also does not discuss any state, local, or non-U.S. tax consequences associated with an investment in the Funds. The tax information in this Prospectus is based on tax law in effect on the date of this Prospectus and it does not address any proposals to modify such tax laws. Consult your personal tax adviser about the potential tax consequences of an investment in the shares under all applicable tax laws.
For more specific information, please consult your tax adviser.
46

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (“SVP”) stamp or a Medallion signature guarantee (“MSG”). In some instances a Notary Public stamp is an acceptable alternative. As with an MSG, an SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
47

Important Fund Policies

The Board has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds (or the Adviser, as appropriate) will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator, and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer, or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators, or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI, which is available upon request and on the Funds' website at VictoryFunds.com.
48

Important Fund Policies

Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.
49

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of a Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented have been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' most recent Form N-CSR, which is available upon request.
50

Victory Fund for Income
	Class A
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$6.85	$6.84	$6.91	$7.32	$7.92	$8.40
Investment Activities:
Net investment income (loss)(b)	0.15	0.14	0.10	0.09	0.03	0.02
Net realized and unrealized gains (losses)	0.04	0.22	0.19	(0.13)	(0.38)	(0.11)
Total from Investment Activities	0.19	0.36	0.29	(0.04)	(0.35)	(0.09)
Distributions to Shareholders from:
Net investment income	(0.33)	(0.35)	(0.36)	(0.37)	(0.25)	(0.39)
Total Distributions	(0.33)	(0.35)	(0.36)	(0.37)	(0.25)	(0.39)
Net Asset Value, End of Period	$6.71	$6.85	$6.84	$6.91	$7.32	$7.92
Total Return(c),(d)	2.79%	5.52%	4.24%	(0.45)%	(4.48)%	(1.14)%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Net Investment Income (Loss)(e)	2.23%	2.11%	1.52%	1.29%	0.53%	0.25%
Gross Expenses(e),(f)	0.95%	0.97%	0.97%	0.96%	0.95%	0.92%
Supplemental Data:
Net Assets at end of period (000's)	$57,324	$65,228	$70,457	$85,445	$99,353	$128,802
Portfolio Turnover(c),(g)	29%	22%	3%	10%	20%	27%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
51

Victory Fund for Income

	Class C
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$6.76	$6.75	$6.83	$7.23	$7.84	$8.31
Investment Activities:
Net investment income (loss)(b)	0.10	0.09	0.05	0.03	(0.01)	(0.05)
Net realized and unrealized gains (losses)	0.03	0.22	0.18	(0.11)	(0.39)	(0.10)
Total from Investment Activities	0.13	0.31	0.23	(0.08)	(0.40)	(0.15)
Distributions to Shareholders from:
Net investment income	(0.28)	(0.30)	(0.31)	(0.32)	(0.21)	(0.32)
Total Distributions	(0.28)	(0.30)	(0.31)	(0.32)	(0.21)	(0.32)
Net Asset Value, End of Period	$6.61	$6.76	$6.75	$6.83	$7.23	$7.84
Total Return(c),(d)	1.90%	4.65%	3.48%	(1.11)%	(5.15)%	(1.81)%
Ratios to Average Net Assets:
Net Expenses(e),(f)	1.71%	1.71%	1.71%	1.71%	1.71%	1.71%
Net Investment Income (Loss)(e)	1.43%	1.32%	0.72%	0.48%	(0.27)%	(0.62)%
Gross Expenses(e),(f)	2.55%	2.37%	2.16%	1.94%	1.84%	1.79%
Supplemental Data:
Net Assets at end of period (000's)	$1,515	$1,908	$2,596	$3,967	$6,978	$10,066
Portfolio Turnover(c),(g)	29%	22%	3%	10%	20%	27%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
52

Victory Fund for Income

	Class I
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$6.85	$6.83	$6.91	$7.31	$7.92	$8.39
Investment Activities:
Net investment income (loss)(b)	0.17	0.16	0.12	0.11	0.04	0.04
Net realized and unrealized gains (losses)	0.04	0.23	0.18	(0.12)	(0.39)	(0.10)
Total from Investment Activities	0.21	0.39	0.30	(0.01)	(0.35)	(0.06)
Distributions to Shareholders from:
Net investment income	(0.35)	(0.37)	(0.38)	(0.39)	(0.26)	(0.41)
Total Distributions	(0.35)	(0.37)	(0.38)	(0.39)	(0.26)	(0.41)
Net Asset Value, End of Period	$6.71	$6.85	$6.83	$6.91	$7.31	$7.92
Total Return(c),(d)	3.05%	5.79%	4.52%	(0.05)%	(4.45)%	(0.77)%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Net Investment Income (Loss)(e)	2.49%	2.38%	1.79%	1.55%	0.80%	0.48%
Gross Expenses(e),(f)	0.69%	0.71%	0.71%	0.70%	0.68%	0.67%
Supplemental Data:
Net Assets at end of period (000's)	$186,249	$181,363	$170,896	$205,132	$284,230	$385,332
Portfolio Turnover(c),(g)	29%	22%	3%	10%	20%	27%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
53

Victory Fund for Income

	Class R
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$6.86	$6.84	$6.92	$7.33	$7.93	$8.40
Investment Activities:
Net investment income (loss)(b)	0.15	0.14	0.10	0.09	0.03	0.02
Net realized and unrealized gains (losses)	0.04	0.23	0.18	(0.13)	(0.38)	(0.10)
Total from Investment Activities	0.19	0.37	0.28	(0.04)	(0.35)	(0.08)
Distributions to Shareholders from:
Net investment income	(0.33)	(0.35)	(0.36)	(0.37)	(0.25)	(0.39)
Total Distributions	(0.33)	(0.35)	(0.36)	(0.37)	(0.25)	(0.39)
Net Asset Value, End of Period	$6.72	$6.86	$6.84	$6.92	$7.33	$7.93
Total Return(c),(d)	2.78%	5.51%	4.24%	(0.45)%	(4.48)%	(1.03)%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Net Investment Income (Loss)(e)	2.22%	2.11%	1.52%	1.28%	0.54%	0.23%
Gross Expenses(e),(f)	1.02%	1.02%	1.02%	1.00%	0.98%	0.93%
Supplemental Data:
Net Assets at end of period (000's)	$12,140	$14,262	$15,641	$13,784	$17,973	$23,613
Portfolio Turnover(c),(g)	29%	22%	3%	10%	20%	27%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
54

Victory Fund for Income

	Class R6
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$6.84	$6.83	$6.89	$7.30	$7.91	$8.38
Investment Activities:
Net investment income (loss)(b)	0.17	0.16	0.12	0.11	0.04	0.04
Net realized and unrealized gains (losses)	0.04	0.22	0.20	(0.13)	(0.39)	(0.10)
Total from Investment Activities	0.21	0.38	0.32	(0.02)	(0.35)	(0.06)
Distributions to Shareholders from:
Net investment income	(0.35)	(0.37)	(0.38)	(0.39)	(0.26)	(0.41)
Total Distributions	(0.35)	(0.37)	(0.38)	(0.39)	(0.26)	(0.41)
Net Asset Value, End of Period	$6.70	$6.84	$6.83	$6.89	$7.30	$7.91
Total Return(c),(d)	3.06%	5.65%	4.84%	(0.18)%	(4.44)%	(0.77)%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Net Investment Income (Loss)(e)	2.50%	2.38%	1.80%	1.56%	0.83%	0.46%
Gross Expenses(e),(f)	0.66%	0.69%	0.67%	0.65%	0.63%	0.64%
Supplemental Data:
Net Assets at end of period (000's)	$24,485	$24,862	$14,658	$23,861	$27,174	$29,691
Portfolio Turnover(c),(g)	29%	22%	3%	10%	20%	27%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
55

Victory Fund for Income

	Class Y
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$6.85	$6.83	$6.90	$7.31	$7.92	$8.40
Investment Activities:
Net investment income (loss)(b)	0.16	0.16	0.12	0.10	0.04	0.03
Net realized and unrealized gains (losses)	0.04	0.22	0.19	(0.12)	(0.39)	(0.11)
Total from Investment Activities	0.20	0.38	0.31	(0.02)	(0.35)	(0.08)
Distributions to Shareholders from:
Net investment income	(0.34)	(0.36)	(0.38)	(0.39)	(0.26)	(0.40)
Total Distributions	(0.34)	(0.36)	(0.38)	(0.39)	(0.26)	(0.40)
Net Asset Value, End of Period	$6.71	$6.85	$6.83	$6.90	$7.31	$7.92
Total Return(c),(d)	2.98%	5.72%	4.60%	(0.26)%	(4.46)%	(0.94)%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Net Investment Income (Loss)(e)	2.42%	2.31%	1.72%	1.46%	0.72%	0.40%
Gross Expenses(e),(f)	0.71%	0.72%	0.72%	0.74%	0.72%	0.71%
Supplemental Data:
Net Assets at end of period (000's)	$50,665	$45,212	$50,937	$45,084	$82,168	$120,588
Portfolio Turnover(c),(g)	29%	22%	3%	10%	20%	27%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
56

Victory Investment Grade Convertible Fund
	Class A
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$17.99	$17.14	$16.35	$16.30	$19.97	$17.31
Investment Activities:
Net investment income (loss)(b)	0.42	0.34	0.24	0.28	0.18	0.22
Net realized and unrealized gains (losses)	1.08	0.92	0.97	0.27	(2.07)	3.27
Total from Investment Activities	1.50	1.26	1.21	0.55	(1.89)	3.49
Distributions to Shareholders from:
Net investment income	(0.39)	(0.41)	(0.42)	(0.36)	(1.45)	(0.83)
Net realized gains	(0.19)	—	—	(0.14)	(0.33)	—
Total Distributions	(0.58)	(0.41)	(0.42)	(0.50)	(1.78)	(0.83)
Net Asset Value, End of Period	$18.91	$17.99	$17.14	$16.35	$16.30	$19.97
Total Return(c),(d)	8.49%	7.39%	7.50%	3.50%	(10.32)%	20.62%
Ratios to Average Net Assets:
Net Expenses(e),(f)	1.26%	1.27%	1.25%	1.20%	1.22%	1.39%
Net Investment Income (Loss)(e)	2.29%	1.90%	1.47%	1.75%	1.48%	1.12%
Gross Expenses(e),(f)	1.26%	1.27%	1.25%	1.20%	1.22%	1.41%
Supplemental Data:
Net Assets at end of period (000's)	$13,996	$14,501	$16,127	$17,827	$18,981	$21,644
Portfolio Turnover(c),(g)	27%	24%	36%	22%	17%	28%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
57

Victory Investment Grade Convertible Fund

	Class I
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$18.02	$17.16	$16.35	$16.29	$19.98	$17.32
Investment Activities:
Net investment income (loss)(b)	0.48	0.40	0.29	0.33	0.22	0.31
Net realized and unrealized gains (losses)	1.08	0.91	0.99	0.27	(2.08)	3.27
Total from Investment Activities	1.56	1.31	1.28	0.60	(1.86)	3.58
Distributions to Shareholders from:
Net investment income	(0.45)	(0.45)	(0.47)	(0.40)	(1.50)	(0.92)
Net realized gains	(0.19)	—	—	(0.14)	(0.33)	—
Total Distributions	(0.64)	(0.45)	(0.47)	(0.54)	(1.83)	(0.92)
Net Asset Value, End of Period	$18.94	$18.02	$17.16	$16.35	$16.29	$19.98
Total Return(c),(d)	8.80%	7.71%	7.92%	3.78%	(10.20)%	21.19%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.95%	0.95%	0.94%	0.92%	0.91%	0.93%
Net Investment Income (Loss)(e)	2.60%	2.22%	1.75%	2.01%	1.82%	1.59%
Gross Expenses(e),(f)	0.95%	0.95%	0.94%	0.92%	0.91%	0.93%
Supplemental Data:
Net Assets at end of period (000's)	$225,227	$235,925	$246,592	$295,985	$425,954	$403,122
Portfolio Turnover(c),(g)	27%	24%	36%	22%	17%	28%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
58

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co., LP, Oppenheimer & Co. Inc., Stifel, Nicolaus & Company, Incorporated, Robert W. Baird & Co., or J.P. Morgan Securities LLC platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers unavailable through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this Prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
◼
Transaction size breakpoints, as described in this Prospectus or the SAI.
◼
Rights of accumulation (“ROA”), as described in this Prospectus or the SAI.
◼
Letter of intent, as described in this Prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this Prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
◼
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
◼
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
◼
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
◼
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
59

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◼
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this Prospectus or the SAI:
◼
redemptions due to death or disability of the shareholder
◼
shares sold as part of a systematic withdrawal plan as described in this Prospectus or the SAI
◼
redemptions made in connection with a return of excess contributions from an IRA account
◼
shares purchased through a Right of Reinstatement (as defined above)
◼
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
60

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Edward D. Jones & Co., LP (“Edward Jones”)
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
◼
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the Prospectus.
Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if the LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
61

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
◼
The redemption and repurchase occur in the same account.
◼
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
◼
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
◼
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
◼
Purchases of Class 529-A shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
The death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
62

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
◼
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform.
◼
A 529 account held on an Edward Jones platform.
◼
An account with an active systematic investment plan or LOI.
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
63

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Right of Reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans
◼
Shares acquired through a Right of Reinstatement
◼
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in a Fund’s Prospectus
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a Right of Reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge”
64

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or Statement of Additional Information.
Front-End Sales Charge Waivers on Class A Shares available at J.P. Morgan Securities LLC
◼
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
◼
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or 501(c)(3) accounts.
◼
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
◼
Shares purchased through rights of reinstatement.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
◼
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A Share Conversion
◼
A shareholder in the Fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC Waivers on Class A and C Shares available at J.P. Morgan Securities LLC
◼
Shares sold upon the death or disability of the shareholder.
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
◼
Shares purchased in connection with a return of excess contributions from an IRA account.
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
◼
Shares acquired through a right of reinstatement.
Front-end load Discounts Available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in the Prospectus.
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
◼
Letters of Intent (“LOI”), which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
65

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
◼
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SARSEPs, or Keogh plans
◼
Shares purchased through a Merrill investment advisory program
◼
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
◼
Shares purchased through the Merrill Edge Self-Directed platform
◼
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
◼
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
◼
Shares purchased by eligible persons associated with a fund as defined in this Prospectus (e.g. the fund’s officers or trustees)
◼
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level-Load Shares Available at Merrill
◼
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
◼
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
◼
Shares sold due to return of excess contributions from an IRA account
66

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
◼
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SARSEPs, or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
◼
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
◼
Assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.
◼
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
◼
Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill
SLWD Supplement.
67

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SARSEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
68

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a Right of Reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
69

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund's Prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a Right of Reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
70

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Robert W. Baird & Co. (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-End Sales Charge Waivers on Class A shares Available at Baird
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
◼
Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
◼
Shares purchased within 90 days following a redemption from a Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
◼
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
◼
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs
CDSC Waivers on Class A and C shares Available at Baird
◼
Shares sold due to death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares bought due to returns of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s Prospectus
◼
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
◼
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation, which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund assets held by accounts within the purchaser’s household at Baird. Eligible Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of a Victory
Fund through Baird, over a 13-month period of time
71

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing or holding Victory Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this Prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of accumulation
Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Victory Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
◼
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this Prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
◼
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
◼
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Victory Funds.
◼
Shares purchased from the proceeds of redeemed shares of Victory Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
◼
Shares from rollovers into Stifel from retirement plans to IRAs.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this Prospectus.
◼
Purchases of Class 529-A shares through a rollover from another 529 plan.
◼
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes
72

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

of this provision, employer sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
◼
Charitable organizations and foundations, notably 501(c)(3) organizations.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
◼
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
◼
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
◼
Return of excess contributions from an IRA Account.
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
◼
Shares acquired through a right of reinstatement.
◼
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
◼
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
◼
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at
Stifel upon transfer of shares into an advisory program.
73

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
◼
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
◼
Shares purchased through a rollover from another 529 plan.
◼
Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information
◼
Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.
74

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
◼
SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
◼
Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans.
◼
A Gift of shares will not be considered when determining breakpoint discounts
75

P.O. Box 182903
Columbus, OH 43218-2903
Statement of Additional Information (“SAI”): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual/Semi-Annual Reports and Form N-CSR/Form N-CSRS: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period. The Funds' Form N-CSR and Form N-CSRS filings contain the Funds' annual and semi-annual financial statements.
How to Obtain Information: You may obtain a free copy of the SAI, annual and semi-annual reports and other information such as Fund financial statements and ask questions about the Funds or your accounts, online at VictorySharesLiterature.com, by contacting the Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
By mail:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You also can get information about the Funds (including the SAI, other reports and other information such as Fund financial statements) from the Securities and Exchange Commission (SEC) on the SEC’s EDGAR database at sec.gov, or after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-4852
VF-IMF-PRO (11/26)

November 1, 2026
Prospectus
Victory Integrity Discovery Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
MMEAX	MMECX	—	—	—	MMEYX
Victory Integrity Mid-Cap Value Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
MAIMX	MCIMX	—	—	MRIMX	MYIMX
Victory Integrity Small-Cap Value Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
VSCVX	MCVSX	—	MRVSX	MVSSX	VSVIX
Victory Integrity Small/Mid-Cap Value Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
MAISX	—	—	—	MIRSX	MYISX
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
vcm.com
800-539-FUND (800-539-3863)

Victory Integrity Discovery Fund Summary
Investment Objective
The Victory Integrity Discovery Fund (the “Fund”) seeks to provide capital appreciation.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 39 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(paid directly from your investment)
	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.30%	3.30%	0.39%
Total Annual Fund Operating Expenses	1.55%	5.30%	1.39%
Fee Waiver/Expense Reimbursement[3]	0.00%	(2.85)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.55%	2.45%	1.39%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $500,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.66%, 2.45%, and 1.44% of the Fund's Class A, Class C, and Class Y shares, respectively, through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to

Victory Integrity Discovery Fund Summary
Class A shares after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$724	$1,036	$1,371	$2,314
Class C	$348	$1,332	$2,409	$4,335
Class Y	$142	$440	$761	$1,669
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$248	$1,332	$2,409	$4,335
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of micro-capitalization companies. Micro-capitalization companies are those companies with market capitalizations lower than the largest company in the bottom 75% (based on index weightings) of the Russell 2000® Index, which as of September 30, 2026, included companies with market capitalizations below $12.6 billion. The size of companies in the index changes with market conditions and the composition of the index.
When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
The Fund focuses on undiscovered, micro-capitalization companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies generally are not as well known to investors and have less of an investor following than larger companies, the Adviser believes these inefficiencies in the marketplace may provide higher returns.
Although the Fund will be invested primarily in domestic securities, up to 25% of the Fund’s assets may be invested in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
From time to time, due to changes in sector weights of the benchmark index, the Fund’s investments can be more focused in companies in one or more economic sectors, such as the financials and industrial sectors.

Victory Integrity Discovery Fund Summary
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Micro-Capitalization Stock Risk — Micro-sized companies tend to be less seasoned and may lose market share or profits to a greater extent than larger, more established companies. Since micro-sized company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be more difficult to purchase and sell. Micro-capitalization companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Sector Focus Risk — To the extent the Fund focuses on one or more sectors, such as the financials and industrials sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate

Victory Integrity Discovery Fund Summary
significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
◼
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Victory Integrity Discovery Fund Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance. The S&P 500® Index serves as the Fund’s regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Calendar Year Returns for Class Y Shares
(The annual return in the bar chart is for the Fund’s least expensive class of shares, Class Y shares.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	38.24%	December 31, 2020
Lowest Quarter	-41.89%	March 31, 2020

Year-to-date return	32.53%	September 30, 2026

Victory Integrity Discovery Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
CLASS Y Before Taxes	14.34%	12.06%	9.87%
CLASS Y After Taxes on Distributions	11.95%	10.42%	8.26%
CLASS Y After Taxes on Distributions and Sale of Fund Shares	10.20%	9.39%	7.66%
CLASS A Before Taxes	7.60%	10.53%	8.99%
CLASS C Before Taxes	12.25%	10.88%	8.92%[1]
Indices
S&P 500® Index reflects no deduction for fees, expenses, or taxes	17.88%	14.42%	14.82%
Russell Microcap® Value Index reflects no deduction for fees, expenses, or taxes	23.84%	10.57%	10.54%
1
Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Integrity Asset Management (“Integrity”) investment franchise.
Portfolio Management
	Title	Tenure with the Fund
Daniel J. DeMonica, CFA	Senior Portfolio Manager	Since 2011
Mirsat Nikovic	Portfolio Manager	Since 2011
Sean A. Burke	Portfolio Manager	Since 2015
Michael P. Wayton	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None
For Class A and Class C shares, a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (“IRAs”), gift/transfer to minor accounts, and purchases through automatic investment plans.

Victory Integrity Discovery Fund Summary
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Victory Integrity Mid-Cap Value Fund Summary
Investment Objective
The Victory Integrity Mid-Cap Value Fund (the “Fund”) seeks to provide capital appreciation.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 39 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(paid directly from your investment)
	Class A	Class C	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses	0.32%	11.25%	0.10%	0.25%
Total Annual Fund Operating Expenses	1.32%	13.00%	0.85%	1.00%
Fee Waiver/Expense Reimbursement[3]	(0.32)%	(11.25)%	(0.25)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.00%	1.75%	0.60%	0.75%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $500,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.00%, 1.75%, 0.60%, and 0.75% of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively, through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to

Victory Integrity Mid-Cap Value Fund Summary
Class A shares after eight years.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$671	$940	$1,228	$2,047
Class C	$278	$2,652	$4,746	$7,457
Class R6	$61	$246	$447	$1,026
Class Y	$77	$294	$528	$1,202
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$178	$2,652	$4,746	$7,457
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-capitalization companies considered to represent value.
Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell Midcap® Index ($1.8 billion to $123.3 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
When selecting securities for the Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the industrials sector.

Victory Integrity Mid-Cap Value Fund Summary
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Sector Focus Risk — To the extent the Fund focuses on one or more sectors, such as the financials and industrials sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate

Victory Integrity Mid-Cap Value Fund Summary
significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
◼
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Victory Integrity Mid-Cap Value Fund Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance. The S&P 500® Index serves as the Fund’s regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Calendar Year Returns for Class Y Shares
(The annual return in the bar chart is for the Fund’s least expensive class of shares, Class Y shares.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	23.94%	December 31, 2020
Lowest Quarter	-33.92%	March 31, 2020

Year-to-date return	13.03%	September 30, 2026

Victory Integrity Mid-Cap Value Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years (or Life of Class)
CLASS Y Before Taxes	10.52%	10.90%	10.38%
CLASS Y After Taxes on Distributions	9.44%	9.14%	9.06%
CLASS Y After Taxes on Distributions and Sale of Fund Shares	7.02%	8.43%	8.25%
CLASS A Before Taxes	3.92%	9.34%	9.44%
CLASS C Before Taxes	8.44%	9.81%	9.25%1,[2]
CLASS R6 Before Taxes	10.73%	11.08%	10.50%
Indices
S&P 500® Index reflects no deduction for fees, expenses, or taxes	17.88%	14.42%	14.82%
Russell Midcap® Value Index reflects no deduction for fees, expenses or taxes	11.05%	9.83%	9.78%
1
Inception date of Class C is November 4, 2019.
2
Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Integrity Asset Management (“Integrity”) investment franchise.
Portfolio Management
	Title	Tenure with the Fund
Daniel G. Bandi, CFA	Chief Investment Officer	Since 2011
Daniel J. DeMonica, CFA	Senior Portfolio Manager	Since 2011
Adam I. Friedman	Senior Portfolio Manager	Since 2011
Joe A. Gilbert, CFA	Portfolio Manager	Since 2011
J. Bryan Tinsley, CFA	Portfolio Manager	Since 2011
Michael P. Wayton	Portfolio Manager	Since 2018

Victory Integrity Mid-Cap Value Fund Summary
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A and Class C shares, a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (“IRAs”), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Victory Integrity Small-Cap Value Fund Summary
Investment Objective
The Victory Integrity Small-Cap Value Fund (the “Fund”) seeks to provide long-term capital growth.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 39 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(paid directly from your investment)
	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.30%	0.90%	0.57%	0.08%	0.19%
Total Annual Fund Operating Expenses	1.41%	2.76%	1.93%	0.94%	1.05%
Fee Waiver/Expense Reimbursement	0.00%[3]	(0.41)%[3]	(0.18)%[3]	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%[3]	2.35%[3]	1.75%[3]	0.94%	1.05%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $500,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.50%, 2.35%, and 1.75% of the Fund’s Class A, Class C, and Class R shares, respectively, through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in

Victory Integrity Small-Cap Value Fund Summary
place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$710	$996	$1,302	$2,169
Class C	$338	$818	$1,423	$2,734
Class R	$178	$589	$1,025	$2,239
Class R6	$96	$300	$520	$1,155
Class Y	$107	$334	$579	$1,283
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$238	$818	$1,423	$2,734
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies considered to represent value.
Small-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell 2000® Index ($33.7 million to $12.6 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

Victory Integrity Small-Cap Value Fund Summary
From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials sector.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Sector Focus Risk — To the extent the Fund focuses on one or more sectors, such as the financials sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees

Victory Integrity Small-Cap Value Fund Summary
that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance. The Russell 3000® Index serves as the Fund’s regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.

Victory Integrity Small-Cap Value Fund Summary
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	39.66%	December 31, 2020
Lowest Quarter	-40.51%	March 31, 2020

Year-to-date return	15.72%	September 30, 2026

Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
CLASS A Before Taxes	-1.20%	8.15%	7.49%
CLASS A After Taxes on Distributions	-1.36%	5.10%	5.48%
CLASS A After Taxes on Distributions and Sale of Fund Shares	-0.59%	5.89%	5.63%
CLASS C Before Taxes	2.86%	8.48%	7.48%[1]
CLASS R Before Taxes	4.50%	9.12%	7.83%
CLASS R6 Before Taxes	5.35%	9.98%	8.68%
CLASS Y Before Taxes	5.24%	9.87%	8.54%
Indices
Russell 3000® Index reflects no deduction for fees, expenses, or taxes	17.15%	13.15%	14.29%
Russell 2000® Value Index reflects no deduction for fees, expenses or taxes	12.59%	8.88%	9.27%
1
Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.

Victory Integrity Small-Cap Value Fund Summary
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Integrity Asset Management (“Integrity”) investment franchise.
Portfolio Management
	Title	Tenure with the Fund
Daniel G. Bandi, CFA	Chief Investment Officer	Since 2011
Daniel J. DeMonica, CFA	Senior Portfolio Manager	Since 2011
Adam I. Friedman	Senior Portfolio Manager	Since 2011
Joe A. Gilbert, CFA	Portfolio Manager	Since 2011
J. Bryan Tinsley, CFA	Portfolio Manager	Since 2011
Michael P. Wayton	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	None	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None	None
For Class A and Class C shares, a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (“IRAs”), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Victory Integrity Small-Cap Value Fund Summary
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Victory Integrity Small/Mid-Cap Value Fund Summary
Investment Objective
The Victory Integrity Small/Mid-Cap Value Fund (the “Fund”) seeks to provide capital appreciation.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 39 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(paid directly from your investment)
	Class A	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%	0.00%
Other Expenses	0.38%	0.11%	0.22%
Total Annual Fund Operating Expenses	1.42%	0.90%	1.01%
Fee Waiver/Expense Reimbursement[2]	(0.29)%	(0.07)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.13%	0.83%	0.88%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $500,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.13%, 0.83%, and 0.88% of the Fund’s Class A, Class R6, and Class Y shares, respectively, through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in

Victory Integrity Small/Mid-Cap Value Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$684	$972	$1,281	$2,156
Class R6	$85	$280	$492	$1,100
Class Y	$90	$309	$545	$1,224
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small- to mid-capitalization companies considered to represent value.
Small- to mid-capitalization companies are those companies with market capitalizations at the time of purchase within the range of companies included in the Russell 2500™ Index ($33.8 million to $26.2 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials and industrials sectors.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures,

Victory Integrity Small/Mid-Cap Value Fund Summary
man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Sector Focus Risk — To the extent the Fund focuses on one or more sectors, such as the financials and industrials sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
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Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
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Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component

Victory Integrity Small/Mid-Cap Value Fund Summary
of the industrials sector, can be significantly affected by government spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance. The Russell 3000® Index serves as the Fund’s regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.

Victory Integrity Small/Mid-Cap Value Fund Summary
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Calendar Year Returns for Class Y Shares
(The annual return in the bar chart is for the Fund’s least expensive class of shares, Class Y shares.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	32.78%	December 31, 2020
Lowest Quarter	-37.14%	March 31, 2020

Year-to-date return	12.26%	September 30, 2026

Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
CLASS Y Before Taxes	9.49%	11.00%	10.20%
CLASS Y After Taxes on Distributions	8.38%	9.30%	9.12%
CLASS Y After Taxes on Distributions and Sale of Fund Shares	6.37%	8.52%	8.22%
CLASS A Before Taxes	2.94%	9.42%	9.27%
CLASS R6 Before Taxes	9.54%	11.06%	10.26%
Indices
Russell 3000® Index reflects no deduction for fees, expenses, or taxes	17.15%	13.15%	14.29%
Russell 2500™ Value Index reflects no deduction for fees, expenses or taxes	12.73%	10.02%	9.72%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your

Victory Integrity Small/Mid-Cap Value Fund Summary
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Integrity Asset Management (“Integrity”) investment franchise.
Portfolio Management
	Title	Tenure with the Fund
Daniel G. Bandi, CFA	Chief Investment Officer	Since 2011
Daniel J. DeMonica, CFA	Senior Portfolio Manager	Since 2011
Adam I. Friedman	Senior Portfolio Manager	Since 2011
Joe A. Gilbert, CFA	Portfolio Manager	Since 2011
J. Bryan Tinsley, CFA	Portfolio Manager	Since 2011
Michael P. Wayton	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class R6	Class Y
Minimum Initial Investment	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	None	None
For Class A shares, a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (“IRAs”), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Victory Integrity Small/Mid-Cap Value Fund Summary
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
The Victory Integrity Discovery Fund, Victory Integrity Mid-Cap Value Fund, Victory Integrity Small-Cap Value Fund, and Victory Integrity Small/Mid-Cap Value Fund (the “Funds”) are each managed by the Adviser who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
Unde normal circumsances, the Victory Integrity Discovery Fund invests at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of micro-capitalization companies; under normal circumstances, the Victory Integrity Mid-Cap Value Fund invests at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-capitalization companies considered to represent value; under normal circumstances, the Victory Integrity Small-Cap Value Fund invests at least 80% of the Fund's net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies considered to represent value; and under normal circumstances, the Victory Integrity Small/Mid-Cap Value Fund invests at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small- to mid-capitalization companies considered to represent value. The Board of Trustees (the “Board”) may change a Fund objective(s) or its 80% investment policies without shareholder approval upon at least 60 days’ prior written notice to shareholders.
The following section describes additional information about the principal investment strategies the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The Statement of Additional Information (“SAI”) includes more information about the Funds, their investments, and the related risks.
Under adverse, unstable, or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash, and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments, or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective, and increase a Fund's expenses.
When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment. The Adviser finds these value-oriented investments by, among other things: (1) rigorously analyzing the company’s financial characteristics and assessing the quality of the company’s management; (2) considering comparative price-to-book, price-to-sales, and price-to-cash flow ratios; and (3) analyzing cash flows to identify stocks with the most attractive potential returns.
The Adviser regularly reviews each Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

Additional Fund Information

Each Fund may consider various non-financial factors, where applicable, through quantitative models or qualitative assessments, including, for example, third-party sustainability ratings or governance and risk-related factors. Any consideration of such factors is only one part of the investment process and may have little to no weight on investment decisions, whether on an individual security basis or in the context of overall portfolio construction.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. companies. Also may include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies, and exchange-traded funds (“ETFs”) that invest in foreign companies.
Additional Fund Strategies. The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities or techniques that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.
Derivatives
From time to time, the Fund may enter into futures contracts and write covered call options. Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.
Initial Public Offerings (“IPOs”)
The Funds may at times have the opportunity to invest in securities offered in IPOs. If a Fund’s portfolio manager believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that the Fund will invest in the IPO, even if the security is one in which the Fund might not typically otherwise invest. It is possible, however, that a Fund will lose money on an investment in an IPO, even in such a case.
Investment Companies
Each Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers, and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities.

Risk Factors

The following provides additional information about the Funds' principal risks and supplements those risks discussed in each Fund's Summary section of this Prospectus.
	Integrity Discovery	Integrity Mid-Cap Value	Integrity Small-Cap Value	Integrity Small/Mid-Cap Value
Equity Securities Risk	X	X	X	X
Foreign Securities Risk	X	X	X	X
General Market Risk	X	X	X	X
Investment Style Risk	X	X	X	X
Large Shareholder Risk	X	X	X	X
Liquidity Risk	X	X	X	X
Management Risk	X	X	X	X
Sector Focus Risk	X	X	X	X
Smaller-Capitalization Stock Risk	X	X	X	X
Equity Securities Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities, and rights and warrants may fluctuate, sometimes rapidly or unpredictably. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, common stock is entitled to the residual value after the company meets its other obligations. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating, and changes in interest rates, and other general economic, industry, and market conditions. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy. Rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Foreign Securities Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the United States. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations. Investments in depositary receipts (such as American Depositary Receipts and Global Depositary Receipts) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts.
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Political Risk — Foreign securities markets may be more volatile than their counterparts in the United States. Investments in foreign countries could be affected by factors not present in

Risk Factors

the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
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Currency Risk — Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.
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Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the United States.
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Tax Risk — The value of a Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends and interest received by a Fund and capital gains recognized by a Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
General Market Risk — Stock market risk refers to the fact that the prices of equity securities and other exchange traded investments typically fluctuate more than the values of debt and other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry, or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and changes in interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for a Fund's portfolio.
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Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, economic sanctions, currency controls or other actions by countries or international bodies, terrorism, trade disputes, embargoes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as

Risk Factors

COVID-19, may result in, among other things, closing borders, disruptions to health care service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
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Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber-attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Large Shareholder Risk — The Funds, like all investment companies, pool the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Funds and, therefore, indirectly on other shareholders. For example, significant levels of new investments in the Funds by shareholders may cause the Funds to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause the Funds to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Funds to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of the Funds' distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Funds' shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Funds to make taxable distributions to its shareholders earlier than the Funds otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Funds, the Funds may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Funds.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. Market values for illiquid investments may not be readily available, and there can be no assurance that any fair value assigned to an illiquid investment at any time will accurately reflect the price a Fund might receive upon the sale of that investment. The ability of a Fund to dispose of illiquid investments or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such investments or instruments during periods when the Adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of a Fund’s investments. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In

Risk Factors

addition, a Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that holding, which can make it difficult for a Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a position at the same time as a Fund is attempting to liquidate the same investment, causing increased supply in the market, and contributing to liquidity risk and downward pricing pressure. In such cases the sale proceeds received by a Fund may be substantially less than if a Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining a Fund’s net asset value.
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Sector Focus Risk — To the extent a Fund focuses on one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, a Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector.
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Financials Sector Risk — Companies in the financials sector are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business, or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
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Industrials Sector Risk — Stock prices of issuers in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies, which typically are under pressure from efforts to control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance and, therefore, investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.

Risk Factors

Smaller-Capitalization Stock Risk — Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller-company stocks typically have narrower markets and are traded in lower volumes than larger-company stocks, they may be often more difficult to purchase and sell.
Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing each Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Derivatives Risk — Derivatives, such as forward currency contracts, futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, or indices. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.
IPO Risk — Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. A Fund may lose all or part of its investment if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance. IPOs may not be available to a Fund at all times, and a Fund may not always invest in IPOs offered to it. Investments in IPOs may have a substantial beneficial effect on a Fund’s investment performance. A Fund's investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when the Fund makes more limited, or no, investments in IPOs.
Investment Company Risk — A Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, a Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or a Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in a Fund is not a complete investment plan.

Organization and Management of the Funds

The Funds' Board has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment advisory agreement and oversees the operations of the Funds according to investment policies and procedures adopted by the Board. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of September 30, 2026, the Adviser managed and advised assets totaling in excess of $355.5 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
A discussion regarding the basis of the Board’s approval of the Funds' Advisory Agreement is available in the Fund's Form N-CSRS for the most recent period ended December 31, 2025.
The Adviser is a diversified global asset manager composed of multiple investment teams, referred to as investment franchises, each of which employs an independent approach to investing. Integrity Asset Management (“Integrity”) is the investment franchise responsible for the management of the Funds.
Advisory fees to be paid annually, before waivers, will be equal to the following:
Fund	Advisory Fee
Victory Integrity Discovery Fund	1.00%
Victory Integrity Mid-Cap Value Fund	0.75%
Victory Integrity Small-Cap Value Fund	0.86%
Victory Integrity Small/Mid-Cap Value Fund	0.79%
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
Portfolio Management
Daniel G. Bandi is the Chief Investment Officer of Integrity and has been with the Adviser since 2014 when the Adviser acquired Integrity Asset Management, LLC. From 2003-2014, Mr. Bandi was the Chief Investment Officer and a Principal of Integrity Asset Management, LLC. He has been a member of the portfolio management teams of the Victory Integrity Small-Cap Value Fund, Victory Integrity Mid-Cap Value Fund, and Victory Integrity Small/Mid-Cap Value Fund since their inceptions. Mr. Bandi is a CFA charterholder.
Sean A. Burke is a Portfolio Manager of Integrity and has been with the Adviser since 2014. Prior to that, Mr. Burke was an Equity Analyst with Integrity Asset Management, LLC from 2011-2014 and held other positions with Integrity from 2006-2011. He has been a member of the portfolio management team of the Victory Integrity Discovery Fund since 2015.
Daniel J. DeMonica is a Senior Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. DeMonica was a Senior Portfolio Manager and a Principal of Integrity Asset Management LLC. He has been a Co-Lead Portfolio Manager of the Victory Integrity Discovery Fund since 2011 and a member of the portfolio management teams of the Victory Integrity Small-Cap Value Fund, Victory Integrity Mid-Cap Value Fund, and Victory Integrity Small/Mid-Cap Value Fund since their inception. Mr. DeMonica is a CFA charterholder.

Organization and Management of the Funds

Adam I. Friedman is a Senior Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. Friedman was a Senior Portfolio Manager and a Principal of Integrity Asset Management, LLC. He has been a member of the portfolio management teams of the Victory Integrity Small-Cap Value Fund, Victory Integrity Mid-Cap Value Fund, and Victory Integrity Small/Mid-Cap Value Fund since their inceptions.
Joe A. Gilbert is a Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. Gilbert was a Portfolio Manager of Integrity Asset Management, LLC. He has been a member of the portfolio management teams of the Victory Integrity Small-Cap Value Fund, Victory Integrity Mid-Cap Value Fund, and Victory Integrity Small/Mid-Cap Value Fund since their inceptions. Mr. Gilbert is a CFA charterholder.
Mirsat Nikovic is a Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2007-2014, Mr. Nikovic was a Portfolio Manager of Integrity Asset Management, LLC. He has been a Co-Lead Portfolio Manager of the Victory Integrity Discovery Fund since 2013.
J. Bryan Tinsley is a Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. Tinsley was a Portfolio Manager of Integrity Asset Management, LLC. He has been a member of the portfolio management teams of the Victory Integrity Small-Cap Value Fund, Victory Integrity Mid-Cap Value Fund, and Victory Integrity Small/Mid-Cap Value Fund since their inceptions. Mr. Tinsley is a CFA charterholder.
Michael P. Wayton is a Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2013-2014, Mr. Wayton was a Portfolio Manager of Integrity Asset Management, LLC. He has been a member of the portfolio management teams of the Victory Integrity Discovery Fund, Victory Integrity Small-Cap Value Fund, Victory Integrity Mid-Cap Value Fund, and Victory Integrity Small/Mid-Cap Value Fund since November 2018.
The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage, and any ownership interests they may have in the Funds.

Investing with the Victory Funds

All you need to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6, and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by a Fund. The classes of shares that are offered by a Fund are those listed on the cover page designated with a ticker symbol. A Fund may also offer other share classes in different prospectuses. The Victory Funds may offer additional classes of shares in the future.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND (800-539-3863). They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Victory Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees (if any), which are accrued daily. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open. The NYSE is closed on weekends, most national holidays, and Good Friday. Undistributed income and gain will be reflected in the Fund’s NAV and, correspondingly, distributions of the Fund’s income and gain will reduce the Fund’s NAV. Undistributed income and gain, like all Fund assets, can fluctuate in value over time. Please see “Distributions and Taxes” for more information about the Fund’s distribution policies, including the general frequency of distributions.
To the extent a Fund’s investments include securities that are traded primarily in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Adviser will price a Fund’s investments at fair value in accordance with applicable regulatory requirements. A security will be fair valued when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
A Fund's NAV is available by calling 800-539-FUND (800-539-3863) or by visiting the Funds' website at vcm.com.

Choosing a Share Class

CLASS A
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Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
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A contingent deferred sales charge (“CDSC”) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class A shares also pay ongoing distribution and/or service (12b-1) fees.
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Lower annual expenses than Class C or Class R shares.
CLASS C
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No front-end sales charge. All your money goes to work for you right away.
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A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class C shares also pay ongoing distribution and/or service (12b-1) fees.
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Higher annual expenses than all other classes of shares.
CLASS I
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class I shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class R shares pay ongoing distribution and/or service (12b-1) fees.
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Class R shares are only available to certain investors.
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Higher annual expenses than all classes except Class C shares.
CLASS R6
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class R6 shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares.
CLASS Y
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class Y shares are only available to certain investors.
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Typically lower annual expenses than Classes A, C, and R shares.

Choosing a Share Class

Share Classes
When you purchase shares of a Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6, and Class Y shares. The Discovery, Mid-Cap Value, and Small-Mid Cap Value Funds offer Member Class shares in a separate prospectus. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
A Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Funds reserve the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.
The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%

Choosing a Share Class

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
$250,000 up to $499,999	2.50%	2.56%
$500,000 and above[1]	0.00%	0.00%
1 A contingent deferred sales charge (“CDSC”) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on the current market value or the original cost of the shares you are selling, whichever is less. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges or, in some cases, eliminate sales charges.
There are a number of ways you can reduce or eliminate your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21) with regard to Rights of Accumulation.
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Funds or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
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Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
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Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though you were investing the total amount in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the

Choosing a Share Class

total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
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Right of Accumulation - Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current market value of prior investments made by you, your spouse (including domestic partner), and your children under age 21 in any class of shares of any Victory Fund (except money market funds and any assets held in group retirement plans). The value of eligible existing holdings will be calculated by using the greater of the current value or the original investment amount. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Funds that the Right applies each time shares are purchased and provide sufficient information to permit confirmation of qualification;
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Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of a Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
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Purchases of at least $250,000 for certain Victory Funds or $500,000 for others;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
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Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Funds' distributor (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
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Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
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Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
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Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
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Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
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Shareholders investing directly with the Fund who do not have a third-party financial intermediary or registered representative assigned, or who invest directly in certain products sponsored by the Adviser or its affiliates; and
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Individuals who reinvest the proceeds of redemptions from Class I, Class R6, or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.

Choosing a Share Class

CDSC for Class A Shares
A CDSC of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on the current market value or the original cost of the shares you are selling, whichever is less. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
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To the extent that the shares redeemed:
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are no longer subject to the holding period for such shares;
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resulted from reinvestment of distributions; or
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were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
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Following the death or post-purchase disability of:
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a registered shareholder on an account; or
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a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
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Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:

Choosing a Share Class

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required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
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tax free returns of excess contributions or returns of excess deferral amounts;
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distributions on the death or disability of the account holder;
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distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
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distributions as a result of separation of service;
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Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
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In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
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When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
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Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program;
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Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; or
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Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
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Institutional investors;
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Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
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IRAs that are rollovers from eligible retirement plans that offered one or more Class R share Victory Funds as investment options and to individual 401(k) plans; or
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Investors who purchase through Advisory Programs with an approved financial intermediary.

Choosing a Share Class

Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
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Registered investment companies;
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Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Endowments and foundations; or
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Clients of state-registered or federally registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by a Fund, who invest at least $2,500;
◼
Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
◼
Pension, profit sharing, employee benefit and other similar plans and trusts that invest in a Fund;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary;
◼
Investment advisory clients of the Adviser; or
◼
Investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to Victory Portfolios (the “Trust”).
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C, and Class R shares.
Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of Class R shares. The fee is paid for general distribution services, for selling Class A and Class R shares of the Fund and, as applicable, for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.
Because Rule 12b-1 fees are paid out of a Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker-dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Victory Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional, or their representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Information About Fees

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds’ website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
The Funds are generally available for purchase in the United States, Puerto Rico, Guam, American Samoa, and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Funds' Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number.
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third-party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I, Class R, Class R6, or Class Y shares, you must be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. Eligible Investors may be subject to a minimum investment amount as detailed in that section.
For Class C shares, individual purchases of $500,000 and above will be made automatically in Class A shares.

How to Buy Shares

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
◼
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
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By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

How to Buy Shares

Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
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By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182903 Columbus, OH 43218-2903
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	VictoryFunds.com

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds.
You can obtain a list of Victory Funds available for exchange by calling
800-539-FUND (800-539-3863) or by visiting VictoryFunds.com

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation, or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
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To exchange with another Victory Fund, the other Victory Fund must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees, and expenses.
Class C Share Conversion
Class C shares of the Fund will convert automatically to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee, or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section titled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds' share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.

How to Exchange Shares

Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail, or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

There are a number of convenient ways to sell your shares.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” You have the following options for receiving your redemption proceeds:
◼
Mail a check to the address of record;
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Wire funds to a previously designated domestic financial institution;
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Mail a check to a previously designated alternate address; or
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Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
Victory Funds’ transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. You can use the same mailing addresses listed for purchases. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker-dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
You may transfer your proceeds by ACH to a domestic bank. Normally, your redemption will be processed on the same day if your request is received before the close of trading on the NYSE. If your request is received after the close of trading it will be processed on the next business day.

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
A Fund may suspend your right to redeem your shares in the following circumstances:
◼
During non-routine closings of the NYSE;
◼
When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
◼
A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you purchase shares when a Fund has undistributed income and gain, you will be
“buying a dividend” by paying a higher purchase price per share reflecting the undistributed income and gain and then receiving a portion of the purchase price back in the form of a taxable dividend unless you are investing through a tax-deferred account.

Each Fund ordinarily declares and pays dividends from net investment income, if any, annually, and net realized capital gains, if any, annually. Each Fund may make additional distributions, if necessary, to comply with U.S. federal tax requirements and avoid U.S. federal income or excise tax.
Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the same Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in a Fund.

Each Fund generally expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from a Fund by noncorporate shareholders generally will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains generally are taxable as long-term capital gains.
◼
You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
◼
An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange for federal income tax purposes.
◼
Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from each Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
A Fund generally is required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.

Distributions and Taxes

◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by a Fund to such entities. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
◼
The Funds may provide estimated capital gain distribution information through the website at vcm.com.
IRA Distribution Withholding Disclosure
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution, and if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-FUND (800-539-3863), and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be sent electronically.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. The foregoing discussion also does not discuss any state, local, or non-U.S. tax consequences associated with an investment in the Funds. The tax information in this Prospectus is based on tax law in effect on the date of this Prospectus and it does not address any proposals to modify such tax laws. Consult your personal tax adviser about the potential tax consequences of an investment in the shares under all applicable tax laws.
For more specific information, please consult your tax adviser.

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
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Date of birth (for individuals);
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Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (“SVP”) stamp or a Medallion signature guarantee (“MSG”). In some instances a Notary Public stamp is an acceptable alternative. As with an MSG, an SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

Important Fund Policies

The Board has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds (or the Adviser, as appropriate) will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator, and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer, or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators, or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI, which is available upon request and on the Funds' website at VictoryFunds.com.

Important Fund Policies

Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of a Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' most recent Form N-CSR, which is available upon request.

Victory Integrity Discovery Fund
	Class A
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$40.90	$39.81	$35.60	$36.72	$45.53
Investment Activities:
Net investment income (loss)(a)	0.28	0.03	0.03	0.14	(0.10)
Net realized and unrealized gains (losses)	20.69	4.90	4.73	2.15	(6.57)
Total from Investment Activities	20.97	4.93	4.76	2.29	(6.67)
Distributions to Shareholders from:
Net investment income	(0.08)	(0.02)	(0.16)	—	—
Net realized gains	(4.60)	(3.82)	(0.39)	(3.41)	(2.14)
Total Distributions	(4.68)	(3.84)	(0.55)	(3.41)	(2.14)
Net Asset Value, End of Period	$57.19	$40.90	$39.81	$35.60	$36.72
Total Return(b)	54.94%	11.99%	13.43%	6.11%	(15.25)%
Ratios to Average Net Assets:
Net Expenses(c)	1.55%	1.59%	1.60%	1.59%	1.57%
Net Investment Income (Loss)	0.60%	0.08%	0.07%	0.37%	(0.23)%
Gross Expenses(c)	1.55%	1.59%	1.60%	1.59%	1.57%
Supplemental Data:
Net Assets at end of period (000's)	$43,145	$30,992	$32,732	$33,409	$35,308
Portfolio Turnover(d)	61%	33%	37%	35%	36%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Integrity Discovery Fund (Continued)

	Class C
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$23.13	$24.12	$21.80	$23.91	$30.67
Investment Activities:
Net investment income (loss)(a)	(0.06)(b)	(0.19)	(0.18)	(0.12)	(0.32)
Net realized and unrealized gains (losses)	11.01	3.02	2.89	1.42	(4.30)
Total from Investment Activities	10.95	2.83	2.71	1.30	(4.62)
Distributions to Shareholders from:
Net realized gains	(4.60)	(3.82)	(0.39)	(3.41)	(2.14)
Total Distributions	(4.60)	(3.82)	(0.39)	(3.41)	(2.14)
Net Asset Value, End of Period	$29.48	$23.13	$24.12	$21.80	$23.91
Total Return(c)	53.56%	11.01%	12.50%	5.17%	(15.98)%
Ratios to Average Net Assets:
Net Expenses(d)	2.45%	2.45%	2.45%	2.45%	2.45%
Net Investment Income (Loss)	(0.24)%	(0.79)%	(0.80)%	(0.51)%	(1.11)%
Gross Expenses(d)	5.30%	5.42%	4.27%	3.41%	3.02%
Supplemental Data:
Net Assets at end of period (000's)	$598	$374	$619	$831	$1,227
Portfolio Turnover(e)	61%	33%	37%	35%	36%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d)
Does not include acquired fund fees and expenses, if any.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Integrity Discovery Fund (Continued)

	Class Y
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$46.98	$45.22	$40.34	$41.12	$50.63
Investment Activities:
Net investment income (loss)(a)	0.43	0.12	0.10	0.24	(0.03)
Net realized and unrealized gains (losses)	23.99	5.55	5.38	2.39	(7.34)
Total from Investment Activities	24.42	5.67	5.48	2.63	(7.37)
Distributions to Shareholders from:
Net investment income	(0.13)	(0.09)	(0.21)	—	—
Net realized gains	(4.60)	(3.82)	(0.39)	(3.41)	(2.14)
Total Distributions	(4.73)	(3.91)	(0.60)	(3.41)	(2.14)
Net Asset Value, End of Period	$66.67	$46.98	$45.22	$40.34	$41.12
Total Return(b)	55.19%	12.17%	13.67%	6.29%	(15.09)%
Ratios to Average Net Assets:
Net Expenses(c)	1.39%	1.41%	1.44%	1.40%	1.38%
Net Investment Income (Loss)	0.80%	0.26%	0.24%	0.57%	(0.05)%
Gross Expenses(c)	1.39%	1.41%	1.45%	1.40%	1.38%
Supplemental Data:
Net Assets at end of period (000's)	$41,242	$23,616	$24,439	$21,471	$24,479
Portfolio Turnover(d)	61%	33%	37%	35%	36%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Integrity Mid-Cap Value Fund
	Class A
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$22.77	$24.66	$22.73	$21.11	$23.72
Investment Activities:
Net investment income (loss)(a)	0.18	0.25	0.19	0.19	0.21
Net realized and unrealized gains (losses)	5.31	1.71	2.41	2.67	(1.66)
Total from Investment Activities	5.49	1.96	2.60	2.86	(1.45)
Distributions to Shareholders from:
Net investment income	(0.15)	(0.30)	(0.09)	(0.28)	—
Net realized gains	(0.82)	(3.55)	(0.58)	(0.96)	(1.16)
Total Distributions	(0.97)	(3.85)	(0.67)	(1.24)	(1.16)
Net Asset Value, End of Period	$27.29	$22.77	$24.66	$22.73	$21.11
Total Return(b)	24.76%	7.78%	11.72%	13.83%	(6.56)%
Ratios to Average Net Assets:
Net Expenses(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Net Investment Income (Loss)	0.74%	1.03%	0.81%	0.86%	0.90%
Gross Expenses(c)	1.32%	1.33%	1.37%	1.35%	1.42%
Supplemental Data:
Net Assets at end of period (000's)	$26,793	$25,436	$25,867	$25,184	$19,898
Portfolio Turnover(d)	42%	49%	75%	57%	70%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Integrity Mid-Cap Value Fund (Continued)

	Class C
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$22.49	$24.46	$22.63	$21.03	$23.81
Investment Activities:
Net investment income (loss)(a)	(—)(b),(c)	0.07	0.01	0.02	0.03
Net realized and unrealized gains (losses)	5.25	1.69	2.40	2.66	(1.65)
Total from Investment Activities	5.25	1.76	2.41	2.68	(1.62)
Distributions to Shareholders from:
Net investment income	—	(0.18)	—	(0.12)	—
Net realized gains	(0.83)	(3.55)	(0.58)	(0.96)	(1.16)
Total Distributions	(0.83)	(3.73)	(0.58)	(1.08)	(1.16)
Net Asset Value, End of Period	$26.91	$22.49	$24.46	$22.63	$21.03
Total Return(d)	23.85%	6.94%	10.90%	12.98%	(7.26)%
Ratios to Average Net Assets:
Net Expenses(e)	1.75%	1.75%	1.75%	1.75%	1.75%
Net Investment Income (Loss)	(0.01)%	0.32%	0.06%	0.11%	0.14%
Gross Expenses(e)	13.00%	15.55%	15.97%	13.08%	2.82%
Supplemental Data:
Net Assets at end of period (000's)	$131	$123	$98	$99	$83
Portfolio Turnover(f)	42%	49%	75%	57%	70%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c)
Amount is less than $0.005 per share.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e)
Does not include acquired fund fees and expenses, if any.
(f)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Integrity Mid-Cap Value Fund (Continued)

	Class R6
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$23.20	$25.06	$23.07	$21.40	$23.99
Investment Activities:
Net investment income (loss)(a)	0.29	0.35	0.28	0.28	0.31
Net realized and unrealized gains (losses)	5.41	1.73	2.47	2.71	(1.69)
Total from Investment Activities	5.70	2.08	2.75	2.99	(1.38)
Distributions to Shareholders from:
Net investment income	(0.24)	(0.39)	(0.18)	(0.36)	(0.05)
Net realized gains	(0.82)	(3.55)	(0.58)	(0.96)	(1.16)
Total Distributions	(1.06)	(3.94)	(0.76)	(1.32)	(1.21)
Net Asset Value, End of Period	$27.84	$23.20	$25.06	$23.07	$21.40
Total Return(b)	25.27%	8.18%	12.20%	14.29%	(6.21)%
Ratios to Average Net Assets:
Net Expenses(c)	0.60%	0.60%	0.60%	0.60%	0.60%
Net Investment Income (Loss)	1.14%	1.44%	1.20%	1.26%	1.28%
Gross Expenses(c)	0.85%	0.86%	0.87%	0.87%	0.87%
Supplemental Data:
Net Assets at end of period (000's)	$267,112	$218,063	$212,708	$232,401	$207,959
Portfolio Turnover(d)	42%	49%	75%	57%	70%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Integrity Mid-Cap Value Fund (Continued)

	Class Y
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$23.14	$25.00	$23.03	$21.36	$23.95
Investment Activities:
Net investment income (loss)(a)	0.25	0.31	0.25	0.25	0.28
Net realized and unrealized gains (losses)	5.40	1.74	2.44	2.70	(1.70)
Total from Investment Activities	5.65	2.05	2.69	2.95	(1.42)
Distributions to Shareholders from:
Net investment income	(0.21)	(0.36)	(0.14)	(0.32)	(0.01)
Net realized gains	(0.82)	(3.55)	(0.58)	(0.96)	(1.16)
Total Distributions	(1.03)	(3.91)	(0.72)	(1.28)	(1.17)
Net Asset Value, End of Period	$27.76	$23.14	$25.00	$23.03	$21.36
Total Return(b)	25.09%	8.03%	11.98%	14.14%	(6.35)%
Ratios to Average Net Assets:
Net Expenses(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Net Investment Income (Loss)	0.99%	1.29%	1.06%	1.12%	1.18%
Gross Expenses(c)	1.00%	1.00%	1.01%	1.04%	1.03%
Supplemental Data:
Net Assets at end of period (000's)	$77,416	$65,424	$62,417	$59,183	$45,535
Portfolio Turnover(d)	42%	49%	75%	57%	70%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Integrity Small-Cap Value Fund
	Class A
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$27.15	$33.07	$33.19	$32.51	$43.97
Investment Activities:
Net investment income (loss)(a)	0.24	0.30	0.29	0.24	0.03
Net realized and unrealized gains (losses)	10.47	(0.72)	3.04	4.82	(4.51)
Total from Investment Activities	10.71	(0.42)	3.33	5.06	(4.48)
Distributions to Shareholders from:
Net investment income	(0.20)	(0.48)	(0.31)	(0.05)	(0.04)
Net realized gains	(0.01)	(5.02)	(3.14)	(4.33)	(6.94)
Total Distributions	(0.21)	(5.50)	(3.45)	(4.38)	(6.98)
Net Asset Value, End of Period	$37.65	$27.15	$33.07	$33.19	$32.51
Total Return(b)	39.62%	(3.31)%	10.42%	16.23%	(12.11)%
Ratios to Average Net Assets:
Net Expenses(c)	1.41%	1.43%	1.44%	1.43%	1.50%
Net Investment Income (Loss)	0.76%	0.96%	0.88%	0.71%	0.08%
Gross Expenses(c)	1.41%	1.43%	1.44%	1.43%	1.50%
Supplemental Data:
Net Assets at end of period (000's)	$69,119	$57,886	$67,444	$71,905	$69,687
Portfolio Turnover(d)	45%	44%	62%(e)	61%	58%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e)
Excludes impact of in-kind transactions.

Victory Integrity Small-Cap Value Fund (Continued)

	Class C
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$19.33	$25.01	$25.89	$26.39	$37.22
Investment Activities:
Net investment income (loss)(a)	(0.04)(b)	0.02	(0.02)	(0.05)	(0.22)
Net realized and unrealized gains (losses)	7.44	(0.40)	2.36	3.88	(3.67)
Total from Investment Activities	7.40	(0.38)	2.34	3.83	(3.89)
Distributions to Shareholders from:
Net investment income	(0.03)	(0.28)	(0.08)	—	—
Net realized gains	(0.01)	(5.02)	(3.14)	(4.33)	(6.94)
Total Distributions	(0.04)	(5.30)	(3.22)	(4.33)	(6.94)
Net Asset Value, End of Period	$26.69	$19.33	$25.01	$25.89	$26.39
Total Return(c)	38.31%	(4.24)%	9.41%	15.23%	(12.77)%
Ratios to Average Net Assets:
Net Expenses(d)	2.35%	2.35%	2.35%	2.29%	2.25%
Net Investment Income (Loss)	(0.20)%	0.07%	(0.08)%	(0.17)%	(0.67)%
Gross Expenses(d)	2.76%	2.67%	2.38%	2.29%	2.25%
Supplemental Data:
Net Assets at end of period (000's)	$2,038	$2,082	$2,889	$4,746	$5,667
Portfolio Turnover(e)	45%	44%	62%(f)	61%	58%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d)
Does not include acquired fund fees and expenses, if any.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f)
Excludes impact of in-kind transactions.

Victory Integrity Small-Cap Value Fund (Continued)

	Class R
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$25.19	$31.09	$31.43	$31.04	$42.35
Investment Activities:
Net investment income (loss)(a)	0.12	0.18	0.19	0.12	(0.07)
Net realized and unrealized gains (losses)	9.72	(0.64)	2.86	4.60	(4.30)
Total from Investment Activities	9.84	(0.46)	3.05	4.72	(4.37)
Distributions to Shareholders from:
Net investment income	(0.12)	(0.42)	(0.25)	—	—
Net realized gains	(0.01)	(5.02)	(3.14)	(4.33)	(6.94)
Total Distributions	(0.13)	(5.44)	(3.39)	(4.33)	(6.94)
Net Asset Value, End of Period	$34.90	$25.19	$31.09	$31.43	$31.04
Total Return(b)	39.16%	(3.63)%	10.06%	15.86%	(12.32)%
Ratios to Average Net Assets:
Net Expenses(c)	1.75%	1.75%	1.75%	1.75%	1.75%
Net Investment Income (Loss)	0.42%	0.63%	0.60%	0.39%	(0.18)%
Gross Expenses(c)	1.93%	1.97%	1.98%	1.99%	1.99%
Supplemental Data:
Net Assets at end of period (000's)	$6,470	$5,604	$5,689	$4,538	$4,605
Portfolio Turnover(d)	45%	44%	62%(e)	61%	58%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e)
Excludes impact of in-kind transactions.

Victory Integrity Small-Cap Value Fund (Continued)

	Class R6
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$29.36	$35.34	$35.21	$34.24	$45.91
Investment Activities:
Net investment income (loss)(a)	0.42	0.48	0.47	0.42	0.26
Net realized and unrealized gains (losses)	11.33	(0.82)	3.26	5.09	(4.75)
Total from Investment Activities	11.75	(0.34)	3.73	5.51	(4.49)
Distributions to Shareholders from:
Net investment income	(0.35)	(0.62)	(0.46)	(0.21)	(0.24)
Net realized gains	(0.01)	(5.02)	(3.14)	(4.33)	(6.94)
Total Distributions	(0.36)	(5.64)	(3.60)	(4.54)	(7.18)
Net Asset Value, End of Period	$40.75	$29.36	$35.34	$35.21	$34.24
Total Return(b)	40.27%	(2.86)%	10.94%	16.78%	(11.63)%
Ratios to Average Net Assets:
Net Expenses(c)	0.94%	0.96%	0.96%	0.96%	0.95%
Net Investment Income (Loss)	1.22%	1.45%	1.34%	1.19%	0.61%
Gross Expenses(c)	0.94%	0.96%	0.96%	0.96%	0.95%
Supplemental Data:
Net Assets at end of period (000's)	$553,234	$533,941	$668,753	$771,075	$716,271
Portfolio Turnover(d)	45%	44%	62%(e)	61%	58%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e)
Excludes impact of in-kind transactions.

Victory Integrity Small-Cap Value Fund (Continued)

	Class Y
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$29.03	$34.99	$34.90	$33.98	$45.62
Investment Activities:
Net investment income (loss)(a)	0.38	0.44	0.42	0.38	0.21
Net realized and unrealized gains (losses)	11.20	(0.80)	3.23	5.05	(4.71)
Total from Investment Activities	11.58	(0.36)	3.65	5.43	(4.50)
Distributions to Shareholders from:
Net investment income	(0.31)	(0.58)	(0.42)	(0.18)	(0.20)
Net realized gains	(0.01)	(5.02)	(3.14)	(4.33)	(6.94)
Total Distributions	(0.32)	(5.60)	(3.56)	(4.51)	(7.14)
Net Asset Value, End of Period	$40.29	$29.03	$34.99	$34.90	$33.98
Total Return(b)	40.14%	(2.96)%	10.84%	16.65%	(11.72)%
Ratios to Average Net Assets:
Net Expenses(c)	1.05%	1.06%	1.07%	1.06%	1.07%
Net Investment Income (Loss)	1.12%	1.33%	1.21%	1.10%	0.51%
Gross Expenses(c)	1.05%	1.06%	1.07%	1.06%	1.07%
Supplemental Data:
Net Assets at end of period (000's)	$517,686	$411,363	$463,850	$724,723	$606,277
Portfolio Turnover(d)	45%	44%	62%(e)	61%	58%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e)
Excludes impact of in-kind transactions.

Victory Integrity Small/Mid-Cap Value Fund
	Class A
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$20.68	$22.15	$20.65	$19.70	$22.98
Investment Activities:
Net investment income (loss)(a)	0.20	0.23	0.19	0.18	0.15
Net realized and unrealized gains (losses)	6.29	0.58	1.77	2.68	(1.99)
Total from Investment Activities	6.49	0.81	1.96	2.86	(1.84)
Distributions to Shareholders from:
Net investment income	(0.18)	(0.19)	(0.19)	(0.16)	(0.05)
Net realized gains	(0.75)	(2.09)	(0.27)	(1.75)	(1.39)
Total Distributions	(0.93)	(2.28)	(0.46)	(1.91)	(1.44)
Net Asset Value, End of Period	$26.24	$20.68	$22.15	$20.65	$19.70
Total Return(b)	32.15%	2.95%	9.62%	15.08%	(8.64)%
Ratios to Average Net Assets:
Net Expenses(c)	1.13%	1.13%	1.13%	1.13%	1.13%
Net Investment Income (Loss)	0.85%	1.05%	0.90%	0.90%	0.67%
Gross Expenses(c)	1.42%	1.47%	1.51%	1.51%	1.50%
Supplemental Data:
Net Assets at end of period (000's)	$13,964	$9,115	$8,764	$8,049	$7,149
Portfolio Turnover(d)	50%	47%	75%	55%	63%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Integrity Small/Mid-Cap Value Fund (Continued)

	Class R6
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$21.11	$22.55	$21.01	$20.00	$23.30
Investment Activities:
Net investment income (loss)(a)	0.27	0.30	0.26	0.25	0.22
Net realized and unrealized gains (losses)	6.42	0.60	1.79	2.73	(2.02)
Total from Investment Activities	6.69	0.90	2.05	2.98	(1.80)
Distributions to Shareholders from:
Net investment income	(0.24)	(0.25)	(0.24)	(0.22)	(0.11)
Net realized gains	(0.75)	(2.09)	(0.27)	(1.75)	(1.39)
Total Distributions	(0.99)	(2.34)	(0.51)	(1.97)	(1.50)
Net Asset Value, End of Period	$26.81	$21.11	$22.55	$21.01	$20.00
Total Return(b)	32.48%	3.26%	9.98%	15.47%	(8.38)%
Ratios to Average Net Assets:
Net Expenses(c)	0.83%	0.83%	0.83%	0.83%	0.83%
Net Investment Income (Loss)	1.13%	1.36%	1.21%	1.21%	0.97%
Gross Expenses(c)	0.90%	0.90%	0.94%	0.93%	0.93%
Supplemental Data:
Net Assets at end of period (000's)	$310,031	$264,947	$256,829	$191,098	$151,752
Portfolio Turnover(d)	50%	47%	75%	55%	63%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Integrity Small/Mid-Cap Value Fund (Continued)

	Class Y
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$21.00	$22.46	$20.93	$19.93	$23.23
Investment Activities:
Net investment income (loss)(a)	0.26	0.28	0.24	0.23	0.21
Net realized and unrealized gains (losses)	6.40	0.59	1.80	2.73	(2.02)
Total from Investment Activities	6.66	0.87	2.04	2.96	(1.81)
Distributions to Shareholders from:
Net investment income	(0.23)	(0.24)	(0.24)	(0.21)	(0.10)
Net realized gains	(0.75)	(2.09)	(0.27)	(1.75)	(1.39)
Total Distributions	(0.98)	(2.33)	(0.51)	(1.96)	(1.49)
Net Asset Value, End of Period	$26.68	$21.00	$22.46	$20.93	$19.93
Total Return(b)	32.49%	3.18%	9.88%	15.42%	(8.45)%
Ratios to Average Net Assets:
Net Expenses(c)	0.88%	0.88%	0.88%	0.88%	0.88%
Net Investment Income (Loss)	1.09%	1.29%	1.14%	1.14%	0.91%
Gross Expenses(c)	1.01%	1.02%	0.99%	0.98%	0.97%
Supplemental Data:
Net Assets at end of period (000's)	$38,646	$31,254	$34,469	$47,787	$46,579
Portfolio Turnover(d)	50%	47%	75%	55%	63%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co., LP, Oppenheimer & Co. Inc., Stifel, Nicolaus & Company, Incorporated, Robert W. Baird & Co., or J.P. Morgan Securities LLC platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers unavailable through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this Prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
◼
Transaction size breakpoints, as described in this Prospectus or the SAI.
◼
Rights of accumulation (“ROA”), as described in this Prospectus or the SAI.
◼
Letter of intent, as described in this Prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this Prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
◼
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
◼
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
◼
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
◼
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◼
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this Prospectus or the SAI:
◼
redemptions due to death or disability of the shareholder
◼
shares sold as part of a systematic withdrawal plan as described in this Prospectus or the SAI
◼
redemptions made in connection with a return of excess contributions from an IRA account
◼
shares purchased through a Right of Reinstatement (as defined above)
◼
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Edward D. Jones & Co., LP (“Edward Jones”)
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
◼
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the Prospectus.
Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if the LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
◼
The redemption and repurchase occur in the same account.
◼
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
◼
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
◼
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
◼
Purchases of Class 529-A shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
The death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
◼
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform.
◼
A 529 account held on an Edward Jones platform.
◼
An account with an active systematic investment plan or LOI.
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Right of Reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans
◼
Shares acquired through a Right of Reinstatement
◼
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in a Fund’s Prospectus
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a Right of Reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge”

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or Statement of Additional Information.
Front-End Sales Charge Waivers on Class A Shares available at J.P. Morgan Securities LLC
◼
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
◼
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or 501(c)(3) accounts.
◼
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
◼
Shares purchased through rights of reinstatement.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
◼
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A Share Conversion
◼
A shareholder in the Fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC Waivers on Class A and C Shares available at J.P. Morgan Securities LLC
◼
Shares sold upon the death or disability of the shareholder.
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
◼
Shares purchased in connection with a return of excess contributions from an IRA account.
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
◼
Shares acquired through a right of reinstatement.
Front-end load Discounts Available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in the Prospectus.
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
◼
Letters of Intent (“LOI”), which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
◼
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SARSEPs, or Keogh plans
◼
Shares purchased through a Merrill investment advisory program
◼
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
◼
Shares purchased through the Merrill Edge Self-Directed platform
◼
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
◼
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
◼
Shares purchased by eligible persons associated with a fund as defined in this Prospectus (e.g. the fund’s officers or trustees)
◼
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level-Load Shares Available at Merrill
◼
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
◼
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
◼
Shares sold due to return of excess contributions from an IRA account

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
◼
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SARSEPs, or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
◼
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
◼
Assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.
◼
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
◼
Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill
SLWD Supplement.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SARSEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a Right of Reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund's Prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a Right of Reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Robert W. Baird & Co. (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-End Sales Charge Waivers on Class A shares Available at Baird
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
◼
Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
◼
Shares purchased within 90 days following a redemption from a Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
◼
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
◼
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs
CDSC Waivers on Class A and C shares Available at Baird
◼
Shares sold due to death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares bought due to returns of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s Prospectus
◼
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
◼
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation, which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund assets held by accounts within the purchaser’s household at Baird. Eligible Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of a Victory
Fund through Baird, over a 13-month period of time

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing or holding Victory Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this Prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of accumulation
Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Victory Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
◼
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this Prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
◼
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
◼
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Victory Funds.
◼
Shares purchased from the proceeds of redeemed shares of Victory Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
◼
Shares from rollovers into Stifel from retirement plans to IRAs.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this Prospectus.
◼
Purchases of Class 529-A shares through a rollover from another 529 plan.
◼
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

of this provision, employer sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
◼
Charitable organizations and foundations, notably 501(c)(3) organizations.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
◼
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
◼
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
◼
Return of excess contributions from an IRA Account.
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
◼
Shares acquired through a right of reinstatement.
◼
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
◼
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
◼
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at
Stifel upon transfer of shares into an advisory program.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
◼
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
◼
Shares purchased through a rollover from another 529 plan.
◼
Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information
◼
Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
◼
SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
◼
Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans.
◼
A Gift of shares will not be considered when determining breakpoint discounts

P.O. Box 182903
Columbus, OH 43218-2903
Statement of Additional Information (“SAI”): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual/Semi-Annual Reports and Form N-CSR/Form N-CSRS: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period. The Funds' Form N-CSR and Form N-CSRS filings contain the Funds' annual and semi-annual financial statements.
How to Obtain Information: You may obtain a free copy of the SAI, annual and semi-annual reports and other information such as Fund financial statements and ask questions about the Funds or your accounts, online at VictorySharesLiterature.com, by contacting the Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
By mail:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You also can get information about the Funds (including the SAI, other reports and other information such as Fund financial statements) from the Securities and Exchange Commission (SEC) on the SEC’s EDGAR database at sec.gov, or after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-4852
VF-INT-PRO (11/26)

November 1, 2026
Prospectus
Victory Integrity Discovery Fund
Member Class
MMMMX
Victory Integrity Mid-Cap Value Fund
Member Class
MMIJX
Victory Integrity Small/Mid-Cap Value Fund
Member Class
MMMSX
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
vcm.com
800-235-8396

Victory Integrity Discovery Fund Summary
Investment Objective
The Victory Integrity Discovery Fund (the “Fund”) seeks to provide capital appreciation.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(paid directly from your investment)
Member Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.75%
Total Annual Fund Operating Expenses	1.75%
Fee Waiver/Expense Reimbursement[1]	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.50%
1
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.50% of the Fund’s Member Class shares through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Member Class	$153	$527	$926	$2,042
1

Victory Integrity Discovery Fund Summary
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of micro-capitalization companies. Micro-capitalization companies are those companies with market capitalizations lower than the largest company in the bottom 75% (based on index weightings) of the Russell 2000® Index, which as of September 30, 2026, included companies with market capitalizations below $12.6 billion. The size of companies in the index changes with market conditions and the composition of the index.
When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
The Fund focuses on undiscovered, micro-capitalization companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies. Since micro-capitalization companies generally are not as well known to investors and have less of an investor following than larger companies, the Adviser believes these inefficiencies in the marketplace may provide higher returns.
Although the Fund will be invested primarily in domestic securities, up to 25% of the Fund’s assets may be invested in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
From time to time, due to changes in sector weights of the benchmark index, the Fund’s investments can be more focused in companies in one or more economic sectors, such as the financials and industrial sectors.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and
2

Victory Integrity Discovery Fund Summary
financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Micro-Capitalization Stock Risk — Micro-sized companies tend to be less seasoned and may lose market share or profits to a greater extent than larger, more established companies. Since micro-sized company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be more difficult to purchase and sell. Micro-capitalization companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Sector Focus Risk — To the extent the Fund focuses on one or more sectors, such as the financials and industrials sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
◼
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
3

Victory Integrity Discovery Fund Summary
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The information presented is for the Fund’s Member Class shares. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the average annual total returns of the Fund’s Member Class shares over the same period to one or more broad measures of market performance. The S&P 500® Index serves as the Fund’s regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Member Class shares commenced operations on November 3, 2020. As a result, the returns in the bar chart and table that follow show the actual performance of Member Class shares from November 3, 2020, through December 31, 2025. Returns shown for prior periods reflect the returns for the Fund’s Class Y shares, which are not offered by this Prospectus. The performance for Member Class shares would have been substantially similar to the performance of Class Y shares in prior periods because Member Class shares and Class Y shares invest in the same portfolio and differ only with respect to certain class-specific expenses. The actual returns of Member Class shares would have been lower than those of Class Y shares because Member Class shares have higher overall expenses than Class Y shares. Performance reflects any expense limitations in effect during the periods shown.
4

Victory Integrity Discovery Fund Summary
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Calendar Year Returns for Member Class Shares
(The annual returns in the bar chart are for the Fund’s Class Y shares for all years prior to 2021. Member Class returns are presented for years after 2020.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	25.72%	March 31, 2021
Lowest Quarter	-14.56%	June 30, 2022

Year-to-date return	32.41%	September 30, 2026

Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
MEMBER CLASS Before Taxes	14.18%	11.93%	9.87%
MEMBER CLASS After Taxes on Distributions	11.45%	10.08%	8.26%
MEMBER CLASS After Taxes on Distributions and Sale of Fund Shares	10.35%	9.25%	7.66%
Indices
S&P 500® Index reflects no deduction for fees, expenses, or taxes	17.88%	14.42%	14.82%
Russell Microcap® Value Index reflects no deduction for fees, expenses or taxes	23.84%	10.57%	10.54%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
5

Victory Integrity Discovery Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Integrity Asset Management (“Integrity”)investment franchise.
Portfolio Management
	Title	Tenure with the Fund
Daniel J. DeMonica, CFA	Senior Portfolio Manager	Since 2011
Mirsat Nikovic	Portfolio Manager	Since 2011
Sean A. Burke	Portfolio Manager	Since 2015
Michael P. Wayton	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Member Class
Minimum Initial Investment	$3,000
Minimum Subsequent Investments	$50
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
6

Victory Integrity Mid-Cap Value Fund Summary
Investment Objective
The Victory Integrity Mid-Cap Value Fund (the “Fund”) seeks to provide capital appreciation.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(paid directly from your investment)
Member Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver/Expense Reimbursement[1]	(0.54)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.85%
1
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.85% of the Fund’s Member Class shares through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Member Class	$87	$387	$709	$1,622
7

Victory Integrity Mid-Cap Value Fund Summary
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-capitalization companies considered to represent value.
Mid-capitalization companies are those companies with market capitalizations within the range of companies included in the Russell Midcap® Index ($1.8 billion to $123.3 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
When selecting securities for the Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the industrials sector.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and
8

Victory Integrity Mid-Cap Value Fund Summary
financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Sector Focus Risk — To the extent the Fund focuses on one or more sectors, such as the financials and industrials sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
◼
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
9

Victory Integrity Mid-Cap Value Fund Summary
Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The information presented is for the Fund’s Member Class shares. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the average annual total returns of the Fund’s Member Class shares over the same period to one or more broad measures of market performance. The S&P 500® Index serves as the Fund’s regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Member Class shares commenced operations on November 3, 2020. As a result, the returns in the bar chart and table that follow show the actual performance of Member Class shares from November 3, 2020, through December 31, 2025. Returns shown for prior periods reflect the returns for the Fund’s Class Y shares, which are not offered by this Prospectus. The performance for Member Class shares would have been substantially similar to the performance of Class Y shares in prior periods because Member Class shares and Class Y shares invest in the same portfolio and differ only with respect to certain class-specific expenses. The actual returns of Member Class shares would have been lower than those of Class Y shares because Member Class shares have higher overall expenses than Class Y shares. Performance reflects any expense limitations in effect during the periods shown.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
10

Victory Integrity Mid-Cap Value Fund Summary
Calendar Year Returns for Member Class Shares
(The annual returns in the bar chart are for the Fund’s Class Y shares for all years prior to 2021. Member Class returns are presented for years after 2020.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	15.32%	March 31, 2021
Lowest Quarter	-14.80%	June 30, 2022

Year-to-date return	12.90%	September 30, 2026

Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
MEMBER CLASS Before Taxes	10.44%	10.79%	10.38%
MEMBER CLASS After Taxes on Distributions	9.39%	9.06%	9.06%
MEMBER CLASS After Taxes on Distributions and Sale of Fund Shares	6.95%	8.35%	8.25%
Indices
S&P 500® Index reflects no deduction for fees, expenses, or taxes	17.88%	14.42%	14.82%
Russell Midcap® Value Index reflects no deduction for fees, expenses or taxes	11.05%	9.83%	9.78%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
11

Victory Integrity Mid-Cap Value Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Integrity Asset Management (“Integrity”)investment franchise.
Portfolio Management
	Title	Tenure with the Fund
Daniel G. Bandi, CFA	Chief Investment Officer	Since 2011
Daniel J. DeMonica, CFA	Senior Portfolio Manager	Since 2011
Adam I. Friedman	Senior Portfolio Manager	Since 2011
Joe A. Gilbert, CFA	Portfolio Manager	Since 2011
J. Bryan Tinsley, CFA	Portfolio Manager	Since 2011
Michael P. Wayton	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Member Class
Minimum Initial Investment	$3,000
Minimum Subsequent Investments	$50
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
12

Victory Integrity Small/Mid-Cap Value Fund Summary
Investment Objective
The Victory Integrity Small/Mid-Cap Value Fund (the “Fund”) seeks to provide capital appreciation.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees
(paid directly from your investment)
Member Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver/Expense Reimbursement[1]	(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.95%
1
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.95% of the Fund’s Member Class shares through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Member Class	$97	$378	$679	$1,537
13

Victory Integrity Small/Mid-Cap Value Fund Summary
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small- to mid-capitalization companies considered to represent value.
Small- to mid-capitalization companies are those companies with market capitalizations at the time of purchase within the range of companies included in the Russell 2500™ Index ($33.8 million to $26.2 billion as of September 30, 2026). The size of companies in the index changes with market conditions and the composition of the index. The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.
The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials and industrials sectors.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and
14

Victory Integrity Small/Mid-Cap Value Fund Summary
financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Sector Focus Risk — To the extent the Fund focuses on one or more sectors, such as the financials and industrials sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
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Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
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Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may
15

Victory Integrity Small/Mid-Cap Value Fund Summary
hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The information presented is for the Fund’s Member Class shares. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the average annual total returns of the Fund’s Member Class shares over the same period to one or more broad measures of market performance. The Russell 3000® Index serves as the Fund’s regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Member Class shares commenced operations on November 3, 2020. As a result, the returns in the bar chart and table that follow show the actual performance of Member Class shares from November 3, 2020, through December 31, 2025. Returns shown for prior periods reflect the returns for the Fund’s Class Y shares, which are not offered by this Prospectus. The performance for Member Class shares would have been substantially similar to the performance of Class Y shares in prior periods because Member Class shares and Class Y shares invest in the same portfolio and differ only with respect to certain class-specific expenses. The actual returns of Member Class shares would have been lower than those of Class Y shares because Member Class shares have higher overall expenses than Class Y shares. Performance reflects any expense limitations in effect during the periods shown.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
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Victory Integrity Small/Mid-Cap Value Fund Summary
Calendar Year Returns for Member Class Shares
(The annual returns in the bar chart are for the Fund’s Class Y shares for all years prior to 2021. Member Class returns are presented for years after 2020.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	19.64%	March 31, 2021
Lowest Quarter	-15.81%	June 30, 2022

Year-to-date return	12.17%	September 30, 2026

Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
MEMBER CLASS Before Taxes	9.46%	10.93%	10.20%
MEMBER CLASS After Taxes on Distributions	8.36%	9.24%	9.12%
MEMBER CLASS After Taxes on Distributions and Sale of Fund Shares	6.35%	8.46%	8.22%
Indices
Russell 3000® Index reflects no deduction for fees, expenses, or taxes	17.15%	13.15%	14.29%
Russell 2500™ Value Index reflects no deduction for fees, expenses or taxes	12.73%	10.02%	9.72%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
17

Victory Integrity Small/Mid-Cap Value Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Integrity Asset Management (“Integrity”)investment franchise.
Portfolio Management
	Title	Tenure with the Fund
Daniel G. Bandi, CFA	Chief Investment Officer	Since 2011
Daniel J. DeMonica, CFA	Senior Portfolio Manager	Since 2011
Adam I. Friedman	Senior Portfolio Manager	Since 2011
Joe A. Gilbert, CFA	Portfolio Manager	Since 2011
J. Bryan Tinsley, CFA	Portfolio Manager	Since 2011
Michael P. Wayton	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Member Class
Minimum Initial Investment	$3,000
Minimum Subsequent Investments	$50
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
The Victory Integrity Discovery Fund, Victory Integrity Mid-Cap Value Fund, and Victory Integrity Small/Mid-Cap Value Fund (the “Funds”) are each managed by the Adviser who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
Under normal circumstances the Victory Integrity Mid-Cap Value Fund invests at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of micro-capitalization companies considered to represent value; under normal circumstances, the Victory Integrity Mid-Cap Value Fund invests at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-capitalization companies considered to represent value; and under normal circumstances, the Victory Integrity Small/Mid-Cap Value Fund invests at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small- to mid-capitalization companies considered to represent value. The Board of Trustees (the “Board”) may change a Fund objective(s) or its 80% investment policies without shareholder approval upon at least 60 days’ prior written notice to shareholders.
The following section describes additional information about the principal investment strategies the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The Statement of Additional Information (“SAI”) includes more information about the Funds, their investments, and the related risks.
Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments, or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective, and increase a Fund's expenses.
When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment. The Adviser finds these value-oriented investments by, among other things: (1) rigorously analyzing the company’s financial characteristics and assessing the quality of the company’s management; (2) considering comparative price-to-book, price-to-sales, and price-to-cash flow ratios; and (3) analyzing cash flows to identify stocks with the most attractive potential returns.
The Adviser regularly reviews each Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
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Additional Fund Information

Each Fund may consider various non-financial factors, where applicable, through quantitative models or qualitative assessments, including, for example, third-party sustainability ratings or governance and risk-related factors. Any consideration of such factors is only one part of the investment process and may have little to no weight on investment decisions, whether on an individual security basis or in the context of overall portfolio construction.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-235-8396 or please visit VictoryFunds.com.
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Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. companies. Also may include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies, and exchange-traded funds (“ETFs”) that invest in foreign companies.
Additional Fund Strategies. The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities or techniques that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.
Derivatives
From time to time, the Fund may enter into futures contracts and write covered call options. Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options on futures contracts, options, and forward currency exchange contracts. The Fund may, but is not required to, use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity) or to gain exposure to an investment in a manner other than investing in the asset directly. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. The Fund will not use derivatives for speculative purposes.
Initial Public Offerings (“IPOs”)
The Funds may at times have the opportunity to invest in securities offered in IPOs. If a Fund’s portfolio manager believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that the Fund will invest in the IPO, even if the security is one in which the Fund might not typically otherwise invest. It is possible, however, that a Fund will lose money on an investment in an IPO, even in such a case.
Investment Companies
Each Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers, and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities.
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Risk Factors

The following provides additional information about the Funds' principal risks and supplements those risks discussed in each Fund's Summary section of this Prospectus.
	Integrity Discovery	Integrity Mid-Cap Value	Integrity Small/Mid-Cap Value
Equity Securities Risk	X	X	X
Foreign Securities Risk	X	X	X
General Market Risk	X	X	X
Investment Style Risk	X	X	X
Large Shareholder Risk	X	X	X
Liquidity Risk	X	X	X
Management Risk	X	X	X
Sector Focus Risk	X	X	X
Smaller-Capitalization Stock Risk	X	X	X
Equity Securities Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities, and rights and warrants may fluctuate, sometimes rapidly or unpredictably. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, common stock is entitled to the residual value after the company meets its other obligations. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating, and changes in interest rates, and other general economic, industry, and market conditions. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy. Rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Foreign Securities Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the United States. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations. Investments in depositary receipts (such as American Depositary Receipts and Global Depositary Receipts) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts.
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Political Risk — Foreign securities markets may be more volatile than their counterparts in the United States. Investments in foreign countries could be affected by factors not present in
22

Risk Factors

the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
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Currency Risk — Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.
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Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the United States.
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Tax Risk — The value of a Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends and interest received by a Fund and capital gains recognized by a Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
General Market Risk — Stock market risk refers to the fact that the prices of equity securities and other exchange traded investments typically fluctuate more than the values of debt and other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry, or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and changes in interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for a Fund's portfolio.
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Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, economic sanctions, currency controls or other actions by countries or international bodies, terrorism, trade disputes, embargoes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as
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Risk Factors

COVID-19, may result in, among other things, closing borders, disruptions to health care service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
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Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber-attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Large Shareholder Risk — The Funds, like all investment companies, pool the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Funds and, therefore, indirectly on other shareholders. For example, significant levels of new investments in the Funds by shareholders may cause the Funds to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause the Funds to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Funds to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of the Funds' distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Funds' shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Funds to make taxable distributions to its shareholders earlier than the Funds otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Funds, the Funds may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Funds.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. Market values for illiquid investments may not be readily available, and there can be no assurance that any fair value assigned to an illiquid investment at any time will accurately reflect the price a Fund might receive upon the sale of that investment. The ability of a Fund to dispose of illiquid investments or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such investments or instruments during periods when the Adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of a Fund’s investments. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In
24

Risk Factors

addition, a Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that holding, which can make it difficult for a Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a position at the same time as a Fund is attempting to liquidate the same investment, causing increased supply in the market, and contributing to liquidity risk and downward pricing pressure. In such cases the sale proceeds received by a Fund may be substantially less than if a Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining a Fund’s net asset value.
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Sector Focus Risk — To the extent a Fund focuses on one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, a Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector.
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Financials Sector Risk — Companies in the financials sector are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business, or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
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Industrials Sector Risk — Stock prices of issuers in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies, which typically are under pressure from efforts to control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance and, therefore, investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
25

Risk Factors

Smaller-Capitalization Stock Risk — Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller-company stocks typically have narrower markets and are traded in lower volumes than larger-company stocks, they may be often more difficult to purchase and sell.
Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing each Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Derivatives Risk — Derivatives, such as forward currency contracts, futures contracts and options on futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty risk, the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, or indices. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used.
IPO Risk — Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. A Fund may lose all or part of its investment if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance. IPOs may not be available to a Fund at all times, and a Fund may not always invest in IPOs offered to it. Investments in IPOs may have a substantial beneficial effect on a Fund’s investment performance. A Fund's investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when the Fund makes more limited, or no, investments in IPOs.
Investment Company Risk — A Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, a Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or a Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in a Fund is not a complete investment plan.
26

Organization and Management of the Funds

The Funds' Board has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment advisory agreement and oversees the operations of the Funds according to investment policies and procedures adopted by the Board. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of September 30, 2026, the Adviser managed and advised assets totaling in excess of $355.5 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
A discussion regarding the basis of the Board’s approval of the Funds' Advisory Agreement is available in the Fund's Form N-CSRS for the most recent period ended December 31, 2025.
The Adviser is a diversified global asset manager composed of multiple investment teams, referred to as investment franchises, each of which employs an independent approach to investing. Integrity Asset Management (“Integrity”) is the investment franchise responsible for the management of the Funds.
Advisory fees to be paid annually, before waivers, will be equal to the following:
Fund	Advisory Fee
Victory Integrity Discovery Fund	1.00%
Victory Integrity Mid-Cap Value Fund	0.75%
Victory Integrity Small/Mid-Cap Value Fund	0.79%
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
Portfolio Management
Daniel G. Bandi is the Chief Investment Officer of Integrity and has been with the Adviser since 2014 when the Adviser acquired Integrity Asset Management, LLC. From 2003-2014, Mr. Bandi was the Chief Investment Officer and a Principal of Integrity Asset Management, LLC. He has been a member of the portfolio management teams of the Victory Integrity Mid-Cap Value Fund and Victory Integrity Small/Mid-Cap Value Fund since their inceptions. Mr. Bandi is a CFA charterholder.
Sean A. Burke is a Portfolio Manager of Integrity and has been with the Adviser since 2014. Prior to that, Mr. Burke was an Equity Analyst with Integrity Asset Management, LLC from 2011-2014 and held other positions with Integrity from 2006-2011. He has been a member of the portfolio management team of the Victory Integrity Discovery Fund since 2015.
Daniel J. DeMonica is a Senior Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. DeMonica was a Senior Portfolio Manager and a Principal of Integrity Asset Management LLC. He has been a Co-Lead Portfolio Manager of the Victory Integrity Discovery Fund since 2011 and a member of the portfolio management teams of the Victory Integrity Mid-Cap Value Fund and Victory Integrity Small/Mid-Cap Value Fund since their inception. Mr. DeMonica is a CFA charterholder.
27

Organization and Management of the Funds

Adam I. Friedman is a Senior Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. Friedman was a Senior Portfolio Manager and a Principal of Integrity Asset Management, LLC. He has been a member of the portfolio management teams of the Victory Integrity Mid-Cap Value Fund and Victory Integrity Small/Mid-Cap Value Fund since their inceptions.
Joe A. Gilbert is a Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. Gilbert was a Portfolio Manager of Integrity Asset Management, LLC. He has been a member of the portfolio management teams of the Victory Integrity Mid-Cap Value Fund and Victory Integrity Small/Mid-Cap Value Fund since their inceptions. Mr. Gilbert is a CFA charterholder.
Mirsat Nikovic is a Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2007-2014, Mr. Nikovic was a Portfolio Manager of Integrity Asset Management, LLC. He has been a Co-Lead Portfolio Manager of the Victory Integrity Discovery Fund since 2013.
J. Bryan Tinsley is a Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2003-2014, Mr. Tinsley was a Portfolio Manager of Integrity Asset Management, LLC. He has been a member of the portfolio management teams of the Victory Integrity Mid-Cap Value Fund and Victory Integrity Small/Mid-Cap Value Fund since their inceptions. Mr. Tinsley is a CFA charterholder.
Michael P. Wayton is a Portfolio Manager of Integrity and has been with the Adviser since 2014. From 2013-2014, Mr. Wayton was a Portfolio Manager of Integrity Asset Management, LLC. He has been a member of the portfolio management teams of the Victory Integrity Discovery Fund, Victory Integrity Mid-Cap Value Fund, and Victory Integrity Small/Mid-Cap Value Fund since November 2018.
The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage, and any ownership interests they may have in the Funds.
28

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. The following sections describe how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund.
Only Member Class shares are offered in this Prospectus. Member Class shares are available for purchase only by eligible shareholders.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-235-8396. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other intermediaries may charge fees for their services.

29

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Victory Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees (if any), which are accrued daily. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open. The NYSE is closed on weekends, most national holidays, and Good Friday. Undistributed income and gain will be reflected in the Fund’s NAV and, correspondingly, distributions of the Fund’s income and gain will reduce the Fund’s NAV. Undistributed income and gain, like all Fund assets, can fluctuate in value over time. Please see “Distributions and Taxes” for more information about the Fund’s distribution policies, including the general frequency of distributions.
To the extent a Fund’s investments include securities that are traded primarily in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Adviser will price a Fund’s investments at fair value in accordance with applicable regulatory requirements. A security will be fair valued when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
A Fund's NAV is available by calling 800-235-8396 or by visiting the Funds' website at vcm.com.
30

Investing in Member Class Shares

This Prospectus offers Member Class shares of the Funds. The Funds offer other classes of shares in a separate prospectus.
When you purchase shares of a Fund, you must choose a share class. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
The Fund or any share class may be closed at any time for failure to achieve an economical level of assets or for other reasons.
MEMBER CLASS SHARES
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No front-end sales charge or contingent deferred sales charge (“CDSC”). All your money goes to work for you right away.
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Member Class shares are only available to certain investors.
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Member Class shares do not pay any ongoing distribution and/or service (12b-1) fees.
Eligibility Requirements to Purchase Member Class Shares
Member Class shares may only be purchased by shareholders investing directly with the Fund who have a Victory Investor Number or directly in certain products sponsored by the Adviser or its affiliates, pursuant to an agreement.
Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
31

Information About Fees

Member Class shares are primarily intended for purchase directly from the Victory Funds. In the event you purchase the Fund or hold your shares through an Investment Professional, a broker-dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.”
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
32

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-235-8396. You can also download an Account Application by visiting the Victory Funds’ website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
The Funds are generally available for purchase in the United States, Puerto Rico, Guam, American Samoa, and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Funds' Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number.
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses.  If unclear or no instructions are provided with your check as to which fund the purchase was intended for, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third-party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Member Class shares, you must first be an Eligible Investor, as discussed in the section Investing in Member Class Shares — Eligibility Requirements to Purchase. There is a $3,000 minimum investment amount required for Member Class shares beyond those set forth in the Eligibility Requirements to Purchase.
33

How to Buy Shares

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
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By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-235-8396 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
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By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
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Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
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By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
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By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-235-8396 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
34

How to Buy Shares

Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
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By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182903 Columbus, OH 43218-2903
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-235-8396
BY WIRE	Call 800-235-8396 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-235-8396
ON THE INTERNET	VictoryFunds.com
35

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-235-8396 or by visiting VictoryFunds.com
The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation, or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
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To exchange with another Victory Fund, the other Victory Fund must be eligible for exchange with your Fund.
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Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees, and expenses.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section titled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds' share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail, or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
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By Telephone
Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
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By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
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Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
36

How to Exchange Shares

Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
37

How to Sell Shares

There are a number of convenient ways to sell your shares.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-235-8396. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” You have the following options for receiving your redemption proceeds:
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Mail a check to the address of record;
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Wire funds to a previously designated domestic financial institution;
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Mail a check to a previously designated alternate address; or
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Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
Victory Funds’ transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. You can use the same mailing addresses listed for purchases. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
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The check is not being mailed to the address on your account;
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The check is not being made payable to the owner of the account;
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The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
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The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker-dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
You may transfer your proceeds by ACH to a domestic bank. Normally, your redemption will be processed on the same day if your request is received before the close of trading on the NYSE. If your request is received after the close of trading it will be processed on the next business day.
38

How to Sell Shares

Systematic Withdrawal Plan
If you own shares in a single investment account (accounts in different Victory Funds offering Member Class shares cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You also may elect to have such withdrawals invested in another Victory Fund offering Member Class shares. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
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Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
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We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
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A Fund may suspend your right to redeem your shares in the following circumstances:
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During non-routine closings of the NYSE;
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When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
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When the SEC orders a suspension to protect the Fund’s shareholders.
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A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
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A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
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If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
39

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you purchase shares when a Fund has undistributed income and gain, you will be
“buying a dividend” by paying a higher purchase price per share reflecting the undistributed income and gain and then receiving a portion of the purchase price back in the form of a taxable dividend unless you are investing through a tax-deferred account.

Each Fund ordinarily declares and pays dividends from net investment income, if any, annually, and net realized capital gains, if any, annually. Each Fund may make additional distributions, if necessary, to comply with U.S. federal tax requirements and avoid U.S. federal income or excise tax.
Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-235-8396.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the same Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
40

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in a Fund.

Each Fund generally expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from a Fund by noncorporate shareholders generally will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains generally are taxable as long-term capital gains.
◼
You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
◼
An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange for federal income tax purposes.
◼
Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from each Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
A Fund generally is required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
41

Distributions and Taxes

◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by a Fund to such entities. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
◼
The Funds may provide estimated capital gain distribution information through the website at vcm.com.
IRA Distribution Withholding Disclosure
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution, and if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be sent electronically.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. The foregoing discussion also does not discuss any state, local, or non-U.S. tax consequences associated with an investment in the Funds. The tax information in this Prospectus is based on tax law in effect on the date of this Prospectus and it does not address any proposals to modify such tax laws. Consult your personal tax adviser about the potential tax consequences of an investment in the shares under all applicable tax laws.
For more specific information, please consult your tax adviser.
42

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (“SVP”) stamp or a Medallion signature guarantee (“MSG”). In some instances a Notary Public stamp is an acceptable alternative. As with an MSG, an SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
43

Important Fund Policies

The Board has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds (or the Adviser, as appropriate) will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator, and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer, or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators, or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI, which is available upon request and on the Funds' website at VictoryFunds.com.
44

Important Fund Policies

Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-235-8396, and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.
45

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of a Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' most recent Form N-CSR, which is available upon request.
46

Victory Integrity Discovery Fund
	Member Class
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$41.01	$39.93	$35.70	$36.80	$45.58
Investment Activities:
Net investment income (loss)(a)	0.36	0.07	0.07	0.17	(0.04)
Net realized and unrealized gains (losses)	20.72	4.88	4.76	2.14	(6.60)
Total from Investment Activities	21.08	4.95	4.83	2.31	(6.64)
Distributions to Shareholders from:
Net investment income	(0.12)	(0.05)	(0.21)	—	—
Net realized gains	(4.60)	(3.82)	(0.39)	(3.41)	(2.14)
Total Distributions	(4.72)	(3.87)	(0.60)	(3.41)	(2.14)
Net Asset Value, End of Period	$57.37	$41.01	$39.93	$35.70	$36.80
Total Return(b)	55.09%	12.00%	13.58%	6.15%	(15.17)%
Ratios to Average Net Assets:
Net Expenses(c)	1.50%	1.50%	1.50%	1.50%	1.50%
Net Investment Income (Loss)	0.76%	0.17%	0.17%	0.46%	(0.10)%
Gross Expenses(c)	1.75%	1.93%	1.88%	1.82%	1.99%
Supplemental Data:
Net Assets at end of period (000's)	$6,680	$3,140	$3,397	$3,377	$3,232
Portfolio Turnover(d)	61%	33%	37%	35%	36%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
47

Victory Integrity Mid-Cap Value Fund
	Member Class
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$23.28	$25.14	$23.15	$21.47	$24.08
Investment Activities:
Net investment income (loss)(a)	0.23	0.30	0.22	0.23	0.27
Net realized and unrealized gains (losses)	5.44	1.73	2.47	2.72	(1.72)
Total from Investment Activities	5.67	2.03	2.69	2.95	(1.45)
Distributions to Shareholders from:
Net investment income	(0.19)	(0.34)	(0.12)	(0.31)	—
Net realized gains	(0.82)	(3.55)	(0.58)	(0.96)	(1.16)
Total Distributions	(1.01)	(3.89)	(0.70)	(1.27)	(1.16)
Net Asset Value, End of Period	$27.94	$23.28	$25.14	$23.15	$21.47
Total Return(b)	24.99%	7.89%	11.91%	14.02%	(6.46)%
Ratios to Average Net Assets:
Net Expenses(c)	0.85%	0.85%	0.85%	0.85%	0.85%
Net Investment Income (Loss)	0.91%	1.23%	0.95%	1.04%	1.11%
Gross Expenses(c)	1.39%	1.43%	1.42%	1.53%	1.97%
Supplemental Data:
Net Assets at end of period (000's)	$4,627	$4,933	$3,962	$3,719	$2,385
Portfolio Turnover(d)	42%	49%	75%	57%	70%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
48

Victory Integrity Small/Mid-Cap Value Fund
	Member Class
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22
Net Asset Value, Beginning of Period	$20.93	$22.39	$20.86	$19.87	$23.18
Investment Activities:
Net investment income (loss)(a)	0.24	0.27	0.23	0.22	0.21
Net realized and unrealized gains (losses)	6.37	0.59	1.79	2.72	(2.04)
Total from Investment Activities	6.61	0.86	2.02	2.94	(1.83)
Distributions to Shareholders from:
Net investment income	(0.21)	(0.23)	(0.22)	(0.20)	(0.09)
Net realized gains	(0.75)	(2.09)	(0.27)	(1.75)	(1.39)
Total Distributions	(0.96)	(2.32)	(0.49)	(1.95)	(1.48)
Net Asset Value, End of Period	$26.58	$20.93	$22.39	$20.86	$19.87
Total Return(b)	32.38%	3.13%	9.84%	15.28%	(8.50)%
Ratios to Average Net Assets:
Net Expenses(c)	0.95%	0.95%	0.95%	0.95%	0.95%
Net Investment Income (Loss)	1.02%	1.26%	1.07%	1.08%	0.90%
Gross Expenses(c)	1.30%	1.38%	1.38%	1.40%	1.59%
Supplemental Data:
Net Assets at end of period (000's)	$9,023	$7,041	$5,858	$6,040	$5,054
Portfolio Turnover(d)	50%	47%	75%	55%	63%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c)
Does not include acquired fund fees and expenses, if any.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
49

P.O. Box 182903
Columbus, OH 43218-2903
Statement of Additional Information (“SAI”): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual/Semi-Annual Reports and Form N-CSR/Form N-CSRS: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period. The Funds' Form N-CSR and Form N-CSRS filings contain the Funds' annual and semi-annual financial statements.
How to Obtain Information: You may obtain a free copy of the SAI, annual and semi-annual reports and other information such as Fund financial statements and ask questions about the Funds or your accounts, online at VictorySharesLiterature.com, by contacting the Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-235-8396
By mail:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You also can get information about the Funds (including the SAI, other reports and other information such as Fund financial statements) from the Securities and Exchange Commission (SEC) on the SEC’s EDGAR database at sec.gov, or after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-4852
VF-INT-MEM-PRO (11/26)

November 1, 2026
Prospectus
Victory Sycamore Established Value Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
VETAX	VEVCX	VEVIX	GETGX	VEVRX	VEVYX
Victory Sycamore Small Company Opportunity Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
SSGSX	—	VSOIX	GOGFX	VSORX	VSOYX
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
vcm.com
800-539-FUND (800-539-3863)

Victory Sycamore Established Value Fund Summary
Investment Objective
The Victory Sycamore Established Value Fund (the “Fund”) seeks to provide long-term capital growth by investing primarily in common stocks.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 23 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(paid directly from your investment)
	Class A	Class C	Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%
Other Expenses	0.19%	0.44%	0.12%	0.13%	0.08%	0.19%
Total Annual Fund Operating Expenses	0.89%	1.89%[3]	0.57%	1.08%	0.53%	0.64%
Fee Waiver/Expense Reimbursement	0.00%	(0.05)%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%	1.84%	0.57%	1.08%	0.53%	0.64%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $500,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.84% of the Fund's Class C shares through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
1

Victory Sycamore Established Value Fund Summary
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. After eight years, Class C shares of the Fund generally will convert automatically to Class A shares of the Fund. The example for Class C shares reflects the conversion to Class A shares after eight years.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$661	$843	$1,040	$1,608
Class C	$287	$589	$1,017	$1,946
Class I	$58	$183	$318	$714
Class R	$110	$343	$595	$1,317
Class R6	$54	$170	$296	$665
Class Y	$65	$205	$357	$798
The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$187	$589	$1,017	$1,946
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing primarily in the equity securities of companies that the Adviser believes to be undervalued relative to the underlying earnings potential of the company. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies considered to represent value.The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.The Fund may invest a portion of its assets in equity securities of foreign companies traded in the United States, including American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”).
2

Victory Sycamore Established Value Fund Summary
As of September 30, 2026, the Russell Midcap® Value Index included companies with approximate market capitalizations between $1.8 billion and $116.5 billion. The size of companies in the index changes with market conditions and the composition of the index.
The Adviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with the sector in which the Fund may make significant investments. Market or economic factors impacting the sector could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies. Transportation companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
3

Victory Sycamore Established Value Fund Summary
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
4

Victory Sycamore Established Value Fund Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. The S&P 500® Index serves as the Fund's regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Calendar Year Returns for Class R Shares
(The annual return in the bar chart is for the Fund’s oldest class of shares, Class R shares.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	20.43%	December 31, 2020
Lowest Quarter	-29.45%	March 31, 2020

Year-to-date return	8.42%	September 30, 2026
5

Victory Sycamore Established Value Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years (or Life of Class)
CLASS R Before Taxes	2.13%	9.34%	10.37%
CLASS R After Taxes on Distributions	1.11%	7.47%	8.78%
CLASS R After Taxes on Distributions and Sale of Fund Shares	2.00%	7.20%	8.22%
CLASS A Before Taxes	-3.55%	8.28%	9.94%
CLASS C Before Taxes	0.42%	8.69%	10.46%1,[2]
CLASS I Before Taxes	2.66%	9.92%	10.94%
CLASS R6 Before Taxes	2.68%	9.95%	10.98%
CLASS Y Before Taxes	2.56%	9.84%	10.89%
Indices
S&P 500® Index reflects no deduction for fees, expenses, or taxes	17.88%	14.42%	14.82%
Russell Midcap® Value Index reflects no deduction for fees, expenses, or taxes	11.05%	9.83%	9.78%
1
Inception date of Class C shares is March 1, 2016.
2
Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Sycamore Capital investment  franchise.
Portfolio Management
	Title	Tenure with the Fund
Gary H. Miller	Chief Investment Officer of Sycamore Capital	Since 1998
Gregory M. Conners	Portfolio Manager	Since 2002
James M. Albers	Portfolio Manager	Since 2012
Michael F. Rodarte	Portfolio Manager	Since 2012
6

Victory Sycamore Established Value Fund Summary
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class I	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	$2,000,000	None	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None	None	None
For Class A and Class C shares, a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (“IRAs”), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
7

Victory Sycamore Small Company Opportunity Fund Summary
Investment Objective
The Victory Sycamore Small Company Opportunity Fund (the “Fund”) seeks to provide capital appreciation.
Fund Fees and Expenses
The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 23 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(paid directly from your investment)
	Class A	Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%	0.50%	0.00%	0.00%
Other Expenses	0.23%	0.13%	0.18%	0.08%	0.20%
Total Annual Fund Operating Expenses	1.24%	0.89%	1.44%	0.84%	0.96%[2]
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $500,000 or more that are redeemed within 18 months of purchase. For additional information, see the section titled Choosing a Share Class.
2
Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.15% of the Fund's Class Y shares through at least October 31, 2027. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
8

Victory Sycamore Small Company Opportunity Fund Summary
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$694	$946	$1,217	$1,989
Class I	$91	$284	$493	$1,096
Class R	$147	$456	$787	$1,724
Class R6	$86	$268	$466	$1,037
Class Y	$98	$306	$531	$1,178
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund's investment objective by investing primarily in the equity securities of smaller companies that the Adviser believes to be undervalued relative to the underlying earnings potential of the company.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies. “Small companies” are companies that have market capitalizations within the range of companies comprising the Russell 2000® Value Index. As of September 30, 2026, the Russell 2000® Value Index included companies with approximate market capitalizations between $3.4 billion and $9.9 billion. The size of companies in the index changes with market conditions and the composition of the index.
The Adviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Adviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the Adviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Adviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.
The Fund may invest a portion of its assets in equity securities of foreign companies traded in the United States, including American Depositary Receipts and Global Depositary Receipts (“ADRs” and “GDRs”).
9

Victory Sycamore Small Company Opportunity Fund Summary
As a result of the bottom-up stock selection process, the Fund managers from time to time may find more compelling investment opportunities in certain economic sectors, such as the industrials and financials sectors.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; imposition of tariffs; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Sector Focus Risk — To the extent the Fund focuses on one or more sectors, such as the industrials or financials sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
◼
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.
10

Victory Sycamore Small Company Opportunity Fund Summary
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that investment, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less-liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Large Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
11

Victory Sycamore Small Company Opportunity Fund Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years. The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. The Russell 3000® Index serves as the Fund's regulatory broad-based securities market index. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures and reflects any expense limitations in effect during the periods shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at vcm.com.
Calendar Year Returns for Class R Shares
(The annual return in the bar chart is for the Fund’s oldest class of shares, Class R shares.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	28.22%	December 31, 2020
Lowest Quarter	-29.56%	March 31, 2020

Year-to-date return	11.64%	September 30, 2026
12

Victory Sycamore Small Company Opportunity Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2025)	1 Year	5 Years	10 Years
CLASS R Before Taxes	1.20%	6.45%	8.97%
CLASS R After Taxes on Distributions	-0.35%	4.44%	7.17%
CLASS R After Taxes on Distributions and Sale of Fund Shares	1.49%	4.89%	7.00%
CLASS A Before Taxes	-4.41%	5.40%	8.55%
CLASS I Before Taxes	1.75%	7.03%	9.56%
CLASS R6 Before Taxes	1.80%	7.07%	9.59%
CLASS Y Before Taxes	1.69%	6.96%	9.43%
Indices
Russell 3000® Index reflects no deduction for fees, expenses, or taxes	17.15%	13.15%	14.29%
Russell 2000® Value Index reflects no deduction for fees, expenses, or taxes	12.59%	8.88%	9.27%
1
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. The portfolio managers jointly and primarily responsible for day-to-day management of the Fund are members of the Adviser's Sycamore Capital investment  franchise.
Portfolio Management
	Title	Tenure with the Fund
Gary H. Miller	Chief Investment Officer of Sycamore Capital	Since 1998
Gregory M. Conners	Portfolio Manager	Since 2002
James M. Albers	Portfolio Manager	Since 2012
Michael F. Rodarte	Portfolio Manager	Since 2012
13

Victory Sycamore Small Company Opportunity Fund Summary
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class I	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,000,000	None	None	$1,000,000
Minimum Subsequent Investments	$50	None	None	None	None
For Class A  and Class C shares, a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (“IRAs”), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions may be taxable whether you receive them in cash, additional shares of the Fund, or you reinvest them in shares of another Victory Fund, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
14

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
The Victory Sycamore Established Value Fund (the “Established Value Fund”) and Victory Sycamore Small Company Opportunity Fund (the “Small Company Fund”) are each managed by the Adviser who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
Under normal circumstances, the Established Value Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in the equity securities of companies considered to represent value; and under normal circumstances, the Small Company Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in the securities of small companies. The Board of Trustees (the “Board”) may change a Fund’s 80% investment policy without shareholder approval only upon 60 days’ prior written notice to shareholders.
The following section describes additional information about the principal investment strategies the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The Statement of Additional Information (“SAI”) includes more information about the Funds, their investments, and the related risks.
Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments, or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective, and increase a Fund's expenses.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.
15

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. companies. Also may include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies, and exchange-traded funds (“ETFs”) that invest in foreign companies.
Additional Fund Strategies. The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities or techniques that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.
Investment Companies
Each Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers, and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities.
16

Risk Factors

The following provides additional information about the Funds' principal risks and supplements those risks discussed in each Fund's Summary section of this Prospectus.
	Established Value Fund	Small Company Fund
Equity Securities Risk	X	X
Foreign Securities Risk	X	X
General Market Risk	X	X
Investment Style Risk	X	X
Large Shareholder Risk	X	X
Liquidity Risk	X	X
Management Risk	X	X
Sector Focus Risk	X	X
Smaller-Capitalization Stock Risk	X	X
Equity Securities Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities, and rights and warrants may fluctuate, sometimes rapidly or unpredictably. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, common stock is entitled to the residual value after the company meets its other obligations. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating, and changes in interest rates, and other general economic, industry, and market conditions. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy. Rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.
Foreign Securities Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the United States. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations. Investments in depositary receipts (such as American Depositary Receipts and Global Depositary Receipts) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts.
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Political Risk — Foreign securities markets may be more volatile than their counterparts in the United States. Investments in foreign countries could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing
17

Risk Factors

contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
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Currency Risk — Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.
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Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the United States.
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Tax Risk — The value of a Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends and interest received by a Fund and capital gains recognized by a Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
General Market Risk — Stock market risk refers to the fact that the prices of equity securities and other exchange traded investments typically fluctuate more than the values of debt and other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry, or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and changes in interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for a Fund's portfolio.
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Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, economic sanctions, currency controls or other actions by countries or international bodies, terrorism, trade disputes, embargoes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as
18

Risk Factors

COVID-19, may result in, among other things, closing borders, disruptions to health care service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
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Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber-attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Large Shareholder Risk — The Funds, like all investment companies, pool the investments of many investors. Actions by one shareholder or multiple shareholders may have an impact on the Funds and, therefore, indirectly on other shareholders. For example, significant levels of new investments in the Funds by shareholders may cause the Funds to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause the Funds to sell portfolio securities, which may increase transaction costs and might generate a capital gain or loss, or cause it to borrow funds on a short-term basis to cover redemptions, which would cause the Funds to incur costs that, in effect, would be borne by all shareholders and not just the redeeming shareholders. Shareholder purchase and redemption activity also may affect the per share amount of the Funds' distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Funds' shareholders subject to federal income tax, and/or accelerate the realization of taxable income and cause the Funds to make taxable distributions to its shareholders earlier than the Funds otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. To the extent a larger shareholder is permitted to invest in the Funds, the Funds may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Funds.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. Market values for illiquid investments may not be readily available, and there can be no assurance that any fair value assigned to an illiquid investment at any time will accurately reflect the price a Fund might receive upon the sale of that investment. The ability of a Fund to dispose of illiquid investments or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such investments or instruments during periods when the Adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of a Fund’s investments. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In
19

Risk Factors

addition, a Fund, by itself or together with other accounts managed by the Adviser, may hold a position in an investment that is large relative to the typical trading volume for that holding, which can make it difficult for a Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a position at the same time as a Fund is attempting to liquidate the same investment, causing increased supply in the market, and contributing to liquidity risk and downward pricing pressure. In such cases the sale proceeds received by a Fund may be substantially less than if a Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining a Fund’s net asset value.
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Sector Focus Risk — To the extent a Fund focuses on one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, a Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector.
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Industrials Sector Risk — Stock prices of issuers in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies, which typically are under pressure from efforts to control government spending budgets. Transportation companies, another component of the industrials sector, are subject to cyclical performance and, therefore, investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
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Financials Sector Risk — Companies in the financials sector are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business, or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
20

Risk Factors

Smaller-Capitalization Stock Risk — Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller-company stocks typically have narrower markets and are traded in lower volumes than larger-company stocks, they may be often more difficult to purchase and sell.
Additional Risk Factors. The Adviser may use several types of investment strategies in pursuing each Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Investment Company Risk — A Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, a Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or a Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in a Fund is not a complete investment plan.
21

Organization and Management of the Funds

The Funds' Board has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment advisory agreement and oversees the operations of the Funds according to investment policies and procedures adopted by the Board. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of September 30, 2026, the Adviser managed and advised assets totaling in excess of $355.5 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
A discussion regarding the basis of the Board’s approval of the Funds' Advisory Agreement is available in the Fund's Form N-CSRS for the most recent period ended December 31, 2025.
The Adviser is a diversified global asset manager composed of multiple investment teams, referred to as investment franchises, each of which employs an independent approach to investing. Sycamore Capital is the investment franchise responsible for management of the Funds.
Advisory fees to be paid at an annually, before waivers, will be paid at an annual rate equal to the following:
Fund	Advisory Fee
Victory Sycamore Established Value Fund	0.45%
Victory Sycamore Small Company Opportunity Fund	0.76%
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
Portfolio Management
Gary H. Miller is the Lead Portfolio Manager and Gregory M. Conners, James M. Albers, and Michael F. Rodarte are Co-Portfolio Managers of the Funds. Together, they are responsible for the day-to-day management of each Fund’s portfolio.
Mr. Miller is the Chief Investment Officer of Sycamore Capital and has been associated with the Adviser or an affiliate since 1987.
Mr. Conners is a Portfolio Manager of Sycamore Capital and has been associated with the Adviser or an affiliate since March 1999.
Mr. Albers is a Portfolio Manager of Sycamore Capital and has been associated with the Adviser or an affiliate since 2005. Mr. Albers is a CFA Charterholder.
Mr. Rodarte is a Portfolio Manager of Sycamore Capital and has been associated with the Adviser or an affiliate since 2006. Mr. Rodarte is a CFA Charterholder.
The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage, and any ownership interests they may have in the Funds.
22

Investing with the Victory Funds

All you need to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6, and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by a Fund. The classes of shares that are offered by a Fund are those listed on the cover page designated with a ticker symbol. A Fund may also offer other share classes in different prospectuses. The Victory Funds may offer additional classes of shares in the future.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND (800-539-3863). They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

23

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees (if any), which are accrued daily. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open. The NYSE is closed on weekends, most national holidays, and Good Friday. Undistributed income and gain will be reflected in the Fund’s NAV and, correspondingly, distributions of the Fund’s income and gain will reduce the Fund’s NAV. Undistributed income and gain, like all Fund assets, can fluctuate in value over time. Please see “Distributions and Taxes” for more information about the Fund’s distribution policies, including the general frequency of distributions.
To the extent a Fund’s investments include securities that are traded primarily in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Adviser will price a Fund’s investments at fair value in accordance with applicable regulatory requirements. A security will be fair valued when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
A Fund's NAV is available by calling 800-539-FUND (800-539-3863) or by visiting the Funds' website at vcm.com.
24

Choosing a Share Class

CLASS A
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Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
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A contingent deferred sales charge (“CDSC”) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class A shares also pay ongoing distribution and/or service (12b-1) fees.
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Lower annual expenses than Class C or Class R shares.
CLASS C
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No front-end sales charge. All your money goes to work for you right away.
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A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class C shares also pay ongoing distribution and/or service (12b-1) fees.
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Higher annual expenses than all other classes of shares.
CLASS I
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class I shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class R shares pay ongoing distribution and/or service (12b-1) fees.
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Class R shares are only available to certain investors.
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Higher annual expenses than all classes except Class C shares.
CLASS R6
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class R6 shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares.
CLASS Y
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No front-end sales charge or CDSC. All your money goes to work for you right away.
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Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class Y shares are only available to certain investors.
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Typically lower annual expenses than Classes A, C, and R shares.
25

Choosing a Share Class

Share Classes
When you purchase shares of a Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6, and Class Y shares. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
A Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Funds reserve the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the net asset value (“NAV”) plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.
The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
26

Choosing a Share Class

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
$500,000 and above[1]	0.00%	0.00%
1 A contingent deferred sales charge (“CDSC”) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on the current market value or the original cost of the shares you are selling, whichever is less. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges or, in some cases, eliminate sales charges.
There are a number of ways you can reduce or eliminate your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21) with regard to Rights of Accumulation.
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Funds or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
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Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
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Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though you were investing the total amount in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth
27

Choosing a Share Class

in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
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Right of Accumulation - Whereas a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you intend to make in the near future, a Right of Accumulation allows you to reduce the initial sales charge on a Class A investment by combining the amount of your current purchase with the current market value of prior investments made by you, your spouse (including domestic partner), and your children under age 21 in any class of shares of any Victory Fund (except money market funds and any assets held in group retirement plans). The value of eligible existing holdings will be calculated by using the greater of the current value or the original investment amount. To ensure that you receive a reduced price using the Fund’s Right of Accumulation, you or your Investment Professional must inform the Funds that the Right applies each time shares are purchased and provide sufficient information to permit confirmation of qualification;
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Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of a Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
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Purchases of at least $250,000 for certain Victory Funds or $500,000 for others;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
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Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Funds' distributor (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
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Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
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Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
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Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
◼
Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
◼
Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
◼
Shareholders investing directly with the Fund who do not have a third-party financial intermediary or registered representative assigned, or who invest directly in certain products sponsored by the Adviser or its affiliates; and
◼
Individuals who reinvest the proceeds of redemptions from Class I, Class R6, or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
28

Choosing a Share Class

CDSC for Class A Shares
A CDSC of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on the current market value or the original cost of the shares you are selling, whichever is less. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
◼
To the extent that the shares redeemed:
◼
are no longer subject to the holding period for such shares;
◼
resulted from reinvestment of distributions; or
◼
were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
◼
Following the death or post-purchase disability of:
◼
a registered shareholder on an account; or
◼
a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
◼
Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
29

Choosing a Share Class

◼
required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
◼
tax free returns of excess contributions or returns of excess deferral amounts;
◼
distributions on the death or disability of the account holder;
◼
distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
◼
distributions as a result of separation of service;
◼
Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
◼
In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
◼
When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
◼
Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program;
◼
Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; or
◼
Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
◼
Institutional investors;
◼
Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
IRAs that are rollovers from eligible retirement plans that offered one or more Class R share Victory Funds as investment options and to individual 401(k) plans; or
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
30

Choosing a Share Class

Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
◼
Registered investment companies;
◼
Retirement plans, including Section 401 and 457 plans, Section 403 plans sponsored by a Section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Endowments and foundations; or
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Clients of state-registered or federally registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by a Fund, who invest at least $2,500;
◼
Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
◼
Pension, profit sharing, employee benefit and other similar plans and trusts that invest in a Fund;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary;
◼
Investment advisory clients of the Adviser; or
◼
Investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to Victory Portfolios (the “Trust”).
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
31

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C, and Class R shares.
Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of its Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of its Class R shares. The fee is paid for general distribution services, for selling Class A and Class R shares of the Fund and, as applicable, for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.
Because Rule 12b-1 fees are paid out of a Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker-dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Victory Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional, or their representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
32

Information About Fees

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.
33

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds’ website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
The Funds are generally available for purchase in the United States, Puerto Rico, Guam, American Samoa, and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Funds' Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number.
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third-party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class I, Class R, Class R6, or Class Y shares, you must be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. Eligible Investors may be subject to a minimum investment amount as detailed in that section.
For Class C shares, individual purchases of $500,000 and above will be made automatically in Class A shares.
34

How to Buy Shares

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
◼
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
35

How to Buy Shares

Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
◼
By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182903 Columbus, OH 43218-2903
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	VictoryFunds.com
36

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds.
You can obtain a list of Victory Funds available for exchange by calling
800-539-FUND (800-539-3863) or by visiting VictoryFunds.com

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation, or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
◼
To exchange with another Victory Fund, the other Victory Fund must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees, and expenses.
Class C Share Conversion
Class C shares of the Fund will convert automatically to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee, or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section titled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds' share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail, or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
37

How to Exchange Shares

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
38

How to Sell Shares

There are a number of convenient ways to sell your shares.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” You have the following options for receiving your redemption proceeds:
◼
Mail a check to the address of record;
◼
Wire funds to a previously designated domestic financial institution;
◼
Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
Victory Funds’ transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. You can use the same mailing addresses listed for purchases. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker-dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
You may transfer your proceeds by ACH to a domestic bank. Normally, your redemption will be processed on the same day if your request is received before the close of trading on the NYSE. If your request is received after the close of trading it will be processed on the next business day.
39

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
A Fund may suspend your right to redeem your shares in the following circumstances:
◼
During non-routine closings of the NYSE;
◼
When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
◼
A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
40

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you purchase shares when a Fund has undistributed income and gain, you will be
“buying a dividend” by paying a higher purchase price per share reflecting the undistributed income and gain and then receiving a portion of the purchase price back in the form of a taxable dividend unless you are investing through a tax-deferred account.

The Sycamore Established Value Fund ordinarily declares and pays dividends from net investment income, if any, monthly, and net realized capital gains, if any, annually. The Sycamore Small Company Opportunity Fund ordinarily declares and pays dividends from net investment income, if any, annually, and net realized capital gains, if any, annually. Each Fund may make additional distributions, if necessary, to comply with U.S. federal tax requirements and avoid U.S. federal income or excise tax.
Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the same Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you may pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
41

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in a Fund.

Each Fund generally expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from a Fund by noncorporate shareholders generally will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains generally are taxable as long-term capital gains.
◼
You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
◼
An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange for federal income tax purposes.
◼
Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from each Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
A Fund generally is required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
42

Distributions and Taxes

◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may apply to dividends paid by a Fund to such entities. See the section titled “TAXES—Foreign Shareholders” in the SAI for details.
◼
The Funds may provide estimated capital gain distribution information through the website at vcm.com.
IRA Distribution Withholding Disclosure
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution, and if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-FUND (800-539-3863), and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be sent electronically.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. The foregoing discussion also does not discuss any state, local, or non-U.S. tax consequences associated with an investment in the Funds. The tax information in this Prospectus is based on tax law in effect on the date of this Prospectus and it does not address any proposals to modify such tax laws. Consult your personal tax adviser about the potential tax consequences of an investment in the shares under all applicable tax laws.
For more specific information, please consult your tax adviser.
43

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (“SVP”) stamp or a Medallion signature guarantee (“MSG”). In some instances a Notary Public stamp is an acceptable alternative. As with an MSG, an SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
44

Important Fund Policies

The Board has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds (or the Adviser, as appropriate) will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator, and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer, or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators, or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI, which is available upon request and on the Funds' website at VictoryFunds.com.
45

Important Fund Policies

Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.
46

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of a Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' most recent Form N-CSR, which is available upon request.
47

Victory Sycamore Established Value Fund
	Class A
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$45.36	$48.22	$46.18	$43.91	$51.62	$35.75
Investment Activities:
Net investment income (loss)(b)	0.46	0.46	0.49	0.55	0.49	0.62
Net realized and unrealized gains (losses)	7.52	1.82	4.29	5.21	(4.29)	17.44
Total from Investment Activities	7.98	2.28	4.78	5.76	(3.80)	18.06
Distributions to Shareholders from:
Net investment income	(0.47)	(0.44)	(0.54)	(0.55)	(0.60)	(0.52)
Net realized gains	(1.68)	(4.70)	(2.20)	(2.94)	(3.31)	(1.67)
Total Distributions	(2.15)	(5.14)	(2.74)	(3.49)	(3.91)	(2.19)
Net Asset Value, End of Period	$51.19	$45.36	$48.22	$46.18	$43.91	$51.62
Total Return(c),(d)	18.18%	4.31%	10.71%	13.27%	(7.99)%	52.05%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.89%	0.89%	0.90%	0.90%	0.90%	0.90%
Net Investment Income (Loss)(e)	0.98%	0.97%	1.06%	1.21%	1.52%	1.32%
Gross Expenses(e),(f)	0.89%	0.89%	0.90%	0.90%	0.90%	0.90%
Supplemental Data:
Net Assets at end of period (000's)	$1,020,745	$1,259,617	$1,450,734	$1,630,578	$1,538,933	$1,788,115
Portfolio Turnover(c),(g)	60%	45%	34%	28%	24%	32%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
48

Victory Sycamore Established Value Fund

	Class C
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$43.78	$46.70	$44.80	$42.71	$50.28	$34.89
Investment Activities:
Net investment income (loss)(b)	0.01	0.04	0.12	0.20	0.24	0.26
Net realized and unrealized gains (losses)	7.23	1.78	4.15	5.05	(4.16)	17.00
Total from Investment Activities	7.24	1.82	4.27	5.25	(3.92)	17.26
Distributions to Shareholders from:
Net investment income	(0.15)	(0.04)	(0.17)	(0.22)	(0.34)	(0.20)
Net realized gains	(1.68)	(4.70)	(2.20)	(2.94)	(3.31)	(1.67)
Total Distributions	(1.83)	(4.74)	(2.37)	(3.16)	(3.65)	(1.87)
Net Asset Value, End of Period	$49.19	$43.78	$46.70	$44.80	$42.71	$50.28
Total Return(c),(d)	17.04%	3.40%	9.86%	12.40%	(8.44)%	50.91%
Ratios to Average Net Assets:
Net Expenses(e),(f)	1.84%	1.70%	1.68%	1.66%	1.66%	1.66%
Net Investment Income (Loss)(e)	0.02%	0.09%	0.26%	0.44%	0.75%	0.56%
Gross Expenses(e),(f)	1.89%	1.70%	1.68%	1.66%	1.66%	1.66%
Supplemental Data:
Net Assets at end of period (000's)	$4,129	$6,679	$32,040	$49,142	$55,720	$67,718
Portfolio Turnover(c),(g)	60%	45%	34%	28%	24%	32%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
49

Victory Sycamore Established Value Fund

	Class I
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$45.40	$48.26	$46.22	$43.94	$51.66	$35.77
Investment Activities:
Net investment income (loss)(b)	0.61	0.62	0.65	0.70	0.60	0.77
Net realized and unrealized gains (losses)	7.53	1.80	4.29	5.21	(4.30)	17.44
Total from Investment Activities	8.14	2.42	4.94	5.91	(3.70)	18.21
Distributions to Shareholders from:
Net investment income	(0.62)	(0.58)	(0.70)	(0.69)	(0.71)	(0.65)
Net realized gains	(1.68)	(4.70)	(2.20)	(2.94)	(3.31)	(1.67)
Total Distributions	(2.30)	(5.28)	(2.90)	(3.63)	(4.02)	(2.32)
Net Asset Value, End of Period	$51.24	$45.40	$48.26	$46.22	$43.94	$51.66
Total Return(c),(d)	18.55%	4.61%	11.06%	13.64%	(7.80)%	52.54%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.57%	0.58%	0.58%	0.58%	0.58%	0.58%
Net Investment Income (Loss)(e)	1.29%	1.28%	1.38%	1.53%	1.84%	1.63%
Gross Expenses(e),(f)	0.57%	0.58%	0.58%	0.58%	0.58%	0.58%
Supplemental Data:
Net Assets at end of period (000's)	$3,669,123	$4,683,882	$4,904,566	$5,229,565	$4,801,212	$5,315,482
Portfolio Turnover(c),(g)	60%	45%	34%	28%	24%	32%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
50

Victory Sycamore Established Value Fund

	Class R
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$44.36	$47.29	$45.34	$43.18	$50.81	$35.23
Investment Activities:
Net investment income (loss)(b)	0.36	0.36	0.39	0.45	0.42	0.52
Net realized and unrealized gains (losses)	7.34	1.77	4.21	5.11	(4.21)	17.16
Total from Investment Activities	7.70	2.13	4.60	5.56	(3.79)	17.68
Distributions to Shareholders from:
Net investment income	(0.39)	(0.36)	(0.45)	(0.46)	(0.53)	(0.43)
Net realized gains	(1.68)	(4.70)	(2.20)	(2.94)	(3.31)	(1.67)
Total Distributions	(2.07)	(5.06)	(2.65)	(3.40)	(3.84)	(2.10)
Net Asset Value, End of Period	$49.99	$44.36	$47.29	$45.34	$43.18	$50.81
Total Return(c),(d)	17.94%	4.06%	10.50%	13.02%	(8.11)%	51.74%
Ratios to Average Net Assets:
Net Expenses(e),(f)	1.08%	1.09%	1.11%	1.10%	1.11%	1.11%
Net Investment Income (Loss)(e)	0.79%	0.77%	0.86%	1.01%	1.31%	1.11%
Gross Expenses(e),(f)	1.08%	1.09%	1.11%	1.10%	1.11%	1.11%
Supplemental Data:
Net Assets at end of period (000's)	$650,087	$703,005	$766,097	$818,127	$780,556	$936,593
Portfolio Turnover(c),(g)	60%	45%	34%	28%	24%	32%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
51

Victory Sycamore Established Value Fund

	Class R6
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$45.43	$48.28	$46.24	$43.96	$51.69	$35.78
Investment Activities:
Net investment income (loss)(b)	0.64	0.64	0.67	0.72	0.61	0.80
Net realized and unrealized gains (losses)	7.52	1.80	4.29	5.21	(4.31)	17.45
Total from Investment Activities	8.16	2.44	4.96	5.93	(3.70)	18.25
Distributions to Shareholders from:
Net investment income	(0.64)	(0.60)	(0.72)	(0.71)	(0.72)	(0.67)
Net realized gains	(1.68)	(4.69)	(2.20)	(2.94)	(3.31)	(1.67)
Total Distributions	(2.32)	(5.29)	(2.92)	(3.65)	(4.03)	(2.34)
Net Asset Value, End of Period	$51.27	$45.43	$48.28	$46.24	$43.96	$51.69
Total Return(c),(d)	18.59%	4.64%	11.12%	13.68%	(7.77)%	52.62%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.53%	0.54%	0.54%	0.54%	0.54%	0.54%
Net Investment Income (Loss)(e)	1.34%	1.33%	1.43%	1.58%	1.88%	1.68%
Gross Expenses(e),(f)	0.53%	0.54%	0.54%	0.54%	0.54%	0.54%
Supplemental Data:
Net Assets at end of period (000's)	$9,459,053	$9,848,562	$9,974,901	$9,353,327	$7,357,481	$7,548,781
Portfolio Turnover(c),(g)	60%	45%	34%	28%	24%	32%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
52

Victory Sycamore Established Value Fund

	Class Y
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$45.39	$48.25	$46.21	$43.94	$51.66	$35.76
Investment Activities:
Net investment income (loss)(b)	0.58	0.58	0.61	0.68	0.58	0.77
Net realized and unrealized gains (losses)	7.52	1.80	4.29	5.19	(4.30)	17.45
Total from Investment Activities	8.10	2.38	4.90	5.87	(3.72)	18.22
Distributions to Shareholders from:
Net investment income	(0.59)	(0.55)	(0.66)	(0.66)	(0.69)	(0.65)
Net realized gains	(1.68)	(4.69)	(2.20)	(2.94)	(3.31)	(1.67)
Total Distributions	(2.27)	(5.24)	(2.86)	(3.60)	(4.00)	(2.32)
Net Asset Value, End of Period	$51.22	$45.39	$48.25	$46.21	$43.94	$51.66
Total Return(c),(d)	18.45%	4.53%	10.97%	13.54%	(7.82)%	52.49%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.64%	0.66%	0.66%	0.66%	0.61%	0.61%
Net Investment Income (Loss)(e)	1.23%	1.20%	1.31%	1.48%	1.77%	1.62%
Gross Expenses(e),(f)	0.64%	0.66%	0.66%	0.66%	0.61%	0.61%
Supplemental Data:
Net Assets at end of period (000's)	$612,027	$789,170	$876,420	$831,766	$589,519	$873,753
Portfolio Turnover(c),(g)	60%	45%	34%	28%	24%	32%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
53

Victory Sycamore Small Company Opportunity Fund
	Class A
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$43.70	$46.62	$47.34	$44.57	$56.52	$37.91
Investment Activities:
Net investment income (loss)(b)	0.17	0.26	0.23	0.16	0.06	0.04
Net realized and unrealized gains (losses)	12.52	0.76	2.08	5.20	(5.54)	18.89
Total from Investment Activities	12.69	1.02	2.31	5.36	(5.48)	18.93
Distributions to Shareholders from:
Net investment income	(0.29)	(0.24)	(0.18)	(0.13)	(0.05)	(0.17)
Net realized gains	(2.16)	(3.70)	(2.85)	(2.46)	(6.42)	(0.15)
Total Distributions	(2.45)	(3.94)	(3.03)	(2.59)	(6.47)	(0.32)
Net Asset Value, End of Period	$53.94	$43.70	$46.62	$47.34	$44.57	$56.52
Total Return(c),(d)	30.05%	1.32%	4.91%	12.08%	(10.95)%	50.11%
Ratios to Average Net Assets:
Net Expenses(e),(f)	1.24%	1.23%	1.26%	1.25%	1.25%	1.24%
Net Investment Income (Loss)(e)	0.36%	0.56%	0.49%	0.33%	0.18%	0.07%
Gross Expenses(e),(f)	1.24%	1.23%	1.26%	1.25%	1.25%	1.24%
Supplemental Data:
Net Assets at end of period (000's)	$204,100	$221,592	$278,751	$325,166	$329,556	$424,496
Portfolio Turnover(c),(g)	54%	50%	37%	32%	22%	41%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
54

Victory Sycamore Small Company Opportunity Fund

	Class I
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$44.48	$47.40	$48.08	$45.22	$57.31	$38.40
Investment Activities:
Net investment income (loss)(b)	0.34	0.43	0.41	0.33	0.18	0.22
Net realized and unrealized gains (losses)	12.74	0.76	2.12	5.29	(5.63)	19.13
Total from Investment Activities	13.08	1.19	2.53	5.62	(5.45)	19.35
Distributions to Shareholders from:
Net investment income	(0.45)	(0.41)	(0.36)	(0.30)	(0.23)	(0.29)
Net realized gains	(2.16)	(3.70)	(2.85)	(2.46)	(6.41)	(0.15)
Total Distributions	(2.61)	(4.11)	(3.21)	(2.76)	(6.64)	(0.44)
Net Asset Value, End of Period	$54.95	$44.48	$47.40	$48.08	$45.22	$57.31
Total Return(c),(d)	30.48%	1.64%	5.29%	12.50%	(10.75)%	50.66%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.89%	0.90%	0.89%	0.89%	0.89%	0.89%
Net Investment Income (Loss)(e)	0.70%	0.90%	0.87%	0.70%	0.53%	0.41%
Gross Expenses(e),(f)	0.89%	0.90%	0.89%	0.89%	0.89%	0.89%
Supplemental Data:
Net Assets at end of period (000's)	$2,103,357	$2,556,113	$3,116,541	$3,366,480	$3,211,022	$3,840,013
Portfolio Turnover(c),(g)	54%	50%	37%	32%	22%	41%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
55

Victory Sycamore Small Company Opportunity Fund

	Class R
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$39.19	$42.20	$43.16	$40.87	$52.37	$35.16
Investment Activities:
Net investment income (loss)(b)	0.07	0.15	0.12	0.07	—(c)	(0.05)
Net realized and unrealized gains (losses)	11.19	0.71	1.89	4.77	(5.08)	17.52
Total from Investment Activities	11.26	0.86	2.01	4.84	(5.08)	17.47
Distributions to Shareholders from:
Net investment income	(0.22)	(0.17)	(0.12)	(0.09)	—	(0.11)
Net realized gains	(2.17)	(3.70)	(2.85)	(2.46)	(6.42)	(0.15)
Total Distributions	(2.39)	(3.87)	(2.97)	(2.55)	(6.42)	(0.26)
Net Asset Value, End of Period	$48.06	$39.19	$42.20	$43.16	$40.87	$52.37
Total Return(d),(e)	29.80%	1.06%	4.71%	11.89%	(11.05)%	49.85%
Ratios to Average Net Assets:
Net Expenses(f),(g)	1.44%	1.44%	1.46%	1.43%	1.42%	1.42%
Net Investment Income (Loss)(f)	0.16%	0.36%	0.29%	0.16%	—%	(0.11)%
Gross Expenses(f),(g)	1.44%	1.44%	1.46%	1.43%	1.42%	1.42%
Supplemental Data:
Net Assets at end of period (000's)	$131,122	$156,878	$190,774	$238,440	$209,007	$256,938
Portfolio Turnover(d),(h)	54%	50%	37%	32%	22%	41%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Amount is less than $0.005 per share.
(d)
Not annualized for periods less than one year.
(e)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f)
Annualized for periods less than one year.
(g)
Does not include acquired fund fees and expenses, if any.
(h)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
56

Victory Sycamore Small Company Opportunity Fund

	Class R6
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$44.39	$47.31	$47.99	$45.15	$57.22	$38.37
Investment Activities:
Net investment income (loss)(b)	0.37	0.45	0.44	0.36	0.19	0.24
Net realized and unrealized gains (losses)	12.72	0.75	2.11	5.25	(5.60)	19.10
Total from Investment Activities	13.09	1.20	2.55	5.61	(5.41)	19.34
Distributions to Shareholders from:
Net investment income	(0.47)	(0.42)	(0.38)	(0.31)	(0.24)	(0.34)
Net realized gains	(2.17)	(3.70)	(2.85)	(2.46)	(6.42)	(0.15)
Total Distributions	(2.64)	(4.12)	(3.23)	(2.77)	(6.66)	(0.49)
Net Asset Value, End of Period	$54.84	$44.39	$47.31	$47.99	$45.15	$57.22
Total Return(c),(d)	30.57%	1.69%	5.34%	12.51%	(10.72)%	50.71%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.84%	0.85%	0.85%	0.85%	0.86%	0.85%
Net Investment Income (Loss)(e)	0.76%	0.96%	0.92%	0.75%	0.57%	0.44%
Gross Expenses(e),(f)	0.84%	0.85%	0.85%	0.85%	0.86%	0.85%
Supplemental Data:
Net Assets at end of period (000's)	$2,210,450	$2,606,467	$3,028,483	$2,950,933	$2,116,606	$2,518,726
Portfolio Turnover(c),(g)	54%	50%	37%	32%	22%	41%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
57

Victory Sycamore Small Company Opportunity Fund

	Class Y
For a Share Outstanding Throughout Each Period	Year Ended 6/30/26	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	8 Months Ended 6/30/22(a)	Year Ended 10/31/21
Net Asset Value, Beginning of Period	$44.02	$46.95	$47.65	$44.86	$56.88	$38.10
Investment Activities:
Net investment income (loss)(b)	0.31	0.40	0.37	0.31	0.17	0.16
Net realized and unrealized gains (losses)	12.60	0.75	2.10	5.22	(5.58)	19.00
Total from Investment Activities	12.91	1.15	2.47	5.53	(5.41)	19.16
Distributions to Shareholders from:
Net investment income	(0.41)	(0.38)	(0.32)	(0.28)	(0.19)	(0.23)
Net realized gains	(2.17)	(3.70)	(2.85)	(2.46)	(6.42)	(0.15)
Total Distributions	(2.58)	(4.08)	(3.17)	(2.74)	(6.61)	(0.38)
Net Asset Value, End of Period	$54.35	$44.02	$46.95	$47.65	$44.86	$56.88
Total Return(c),(d)	30.38%	1.58%	5.22%	12.40%	(10.78)%	50.55%
Ratios to Average Net Assets:
Net Expenses(e),(f)	0.96%	0.95%	0.98%	0.98%	0.95%	0.95%
Net Investment Income (Loss)(e)	0.66%	0.85%	0.78%	0.66%	0.50%	0.31%
Gross Expenses(e),(f)	0.96%	0.95%	0.98%	0.98%	0.95%	0.95%
Supplemental Data:
Net Assets at end of period (000's)	$28,861	$64,540	$71,504	$83,742	$23,757	$33,276
Portfolio Turnover(c),(g)	54%	50%	37%	32%	22%	41%
(a)
The Fund’s fiscal year-end changed from October 31 to June 30.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e)
Annualized for periods less than one year.
(f)
Does not include acquired fund fees and expenses, if any.
(g)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
58

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co., LP, Oppenheimer & Co. Inc., Stifel, Nicolaus & Company, Incorporated, Robert W. Baird & Co., or J.P. Morgan Securities LLC platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers unavailable through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Ameriprise Financial
Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this Prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:
◼
Transaction size breakpoints, as described in this Prospectus or the SAI.
◼
Rights of accumulation (“ROA”), as described in this Prospectus or the SAI.
◼
Letter of intent, as described in this Prospectus or the SAI.
Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial
Shareholders purchasing Class A shares of the Fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this Prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:
◼
shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
◼
shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
◼
shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
◼
shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
59

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◼
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
CDSC waivers on Class A and C shares purchased through Ameriprise Financial
Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this Prospectus or the SAI:
◼
redemptions due to death or disability of the shareholder
◼
shares sold as part of a systematic withdrawal plan as described in this Prospectus or the SAI
◼
redemptions made in connection with a return of excess contributions from an IRA account
◼
shares purchased through a Right of Reinstatement (as defined above)
◼
redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
60

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Edward D. Jones & Co., LP (“Edward Jones”)
The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
◼
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the Prospectus.
Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if the LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
61

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement”):
◼
The redemption and repurchase occur in the same account.
◼
The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
◼
The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
◼
Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions.
◼
Purchases of Class 529-A shares made for recontribution of refunded amounts.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
The death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
62

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
◼
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform.
◼
A 529 account held on an Edward Jones platform.
◼
An account with an active systematic investment plan or LOI.
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
63

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and CDSC, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Right of Reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans
◼
Shares acquired through a Right of Reinstatement
◼
Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in a Fund’s Prospectus
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a Right of Reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge”
64

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

J.P. Morgan Securities LLC
If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or Statement of Additional Information.
Front-End Sales Charge Waivers on Class A Shares available at J.P. Morgan Securities LLC
◼
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
◼
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or 501(c)(3) accounts.
◼
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
◼
Shares purchased through rights of reinstatement.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
◼
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A Share Conversion
◼
A shareholder in the Fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC Waivers on Class A and C Shares available at J.P. Morgan Securities LLC
◼
Shares sold upon the death or disability of the shareholder.
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
◼
Shares purchased in connection with a return of excess contributions from an IRA account.
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
◼
Shares acquired through a right of reinstatement.
Front-end load Discounts Available at J.P. Morgan Securities LLC: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in the Prospectus.
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
◼
Letters of Intent (“LOI”), which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
65

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Merrill Lynch (“Merrill”)
Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s Prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
◼
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SARSEPs, or Keogh plans
◼
Shares purchased through a Merrill investment advisory program
◼
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
◼
Shares purchased through the Merrill Edge Self-Directed platform
◼
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
◼
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
◼
Shares purchased by eligible persons associated with a fund as defined in this Prospectus (e.g. the fund’s officers or trustees)
◼
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level-Load Shares Available at Merrill
◼
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
◼
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
◼
Shares sold due to return of excess contributions from an IRA account
66

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
◼
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SARSEPs, or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoint discounts, as described in this Prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
◼
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
◼
Assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.
◼
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement
◼
Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill
SLWD Supplement.
67

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SARSEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
68

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a Right of Reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
69

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund's Prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a Right of Reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
70

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Robert W. Baird & Co. (“Baird”)
Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-End Sales Charge Waivers on Class A shares Available at Baird
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
◼
Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
◼
Shares purchased within 90 days following a redemption from a Fund, provided (1) the redemption and purchase occur within the purchaser’s Baird household and (2) the redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
◼
A shareholder in the Fund’s Class C Shares will have their shares converted at net asset value to Class A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
◼
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs
CDSC Waivers on Class A and C shares Available at Baird
◼
Shares sold due to death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus
◼
Shares bought due to returns of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s Prospectus
◼
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
◼
Shares acquired through a right of reinstatement
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulation
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation, which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund assets held by accounts within the purchaser’s household at Baird. Eligible Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of a Victory
Fund through Baird, over a 13-month period of time
71

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing or holding Victory Fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the Fund’s SAI.
Class A Shares
As described elsewhere in this Prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.
Rights of accumulation
Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the Victory Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A Money Market Funds not assessed a sales charge. Fund Family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
Front-end sales charge waivers on Class A shares available at Stifel
◼
Class C shares that have been held for more than seven (7) years may be converted to Class A shares or other front-end share class(es) of the same fund pursuant to Stifel’s policies and procedures. To the extent that this Prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.
◼
Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.
◼
Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the Victory Funds.
◼
Shares purchased from the proceeds of redeemed shares of Victory Funds so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e. systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel Nicolaus’ account maintenance fees are not eligible for rights of reinstatement.
◼
Shares from rollovers into Stifel from retirement plans to IRAs.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this Prospectus.
◼
Purchases of Class 529-A shares through a rollover from another 529 plan.
◼
Purchases of Class 529-A shares made for reinvestment of refunded amounts.
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes
72

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

of this provision, employer sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
◼
Charitable organizations and foundations, notably 501(c)(3) organizations.
Contingent Deferred Sales Charges Waivers on Class A and C Shares
◼
Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.
◼
Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.
◼
Return of excess contributions from an IRA Account.
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
◼
Shares acquired through a right of reinstatement.
◼
Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.
◼
Shares exchanged or sold in a Stifel fee-based program.
Share Class Conversions in Advisory Accounts
◼
Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at
Stifel upon transfer of shares into an advisory program.
73

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Wells Fargo Advisors Financial Network, LLC (collectively, “Wells Fargo Advisors”)
Wells Fargo Clearing Services, LLC operates a First Clearing business, but these rules are not intended to include First Clearing firms.
Clients of Wells Fargo Advisors purchasing fund shares through Wells Fargo Advisors are eligible for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Prospectus or statement of additional information (“SAI”). In all instances, it is the investor's responsibility to inform Wells Fargo Advisors at the time of purchase of any relationship, holdings, or other facts qualifying the investor for discounts or waivers. Wells Fargo Advisors can ask for documentation supporting the qualification.
Wells Fargo Advisors Class A share front-end sales charge waivers information
Wells Fargo Advisors clients purchasing or converting to Class A shares of the fund in a Wells Fargo Advisors brokerage account are entitled to a waiver of the front-end load in the following circumstances:
◼
Wells Fargo Advisors employee and employee-related accounts according to Wells Fargo Advisor’s employee account linking rules. Legacy accounts and positions receiving affiliate discounts prior to the effective date will continue to receive discounts. Going forward employees of affiliate businesses will not be offered NAV.
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
WellsTrade, the firm’s online self-directed brokerage account, generally offers no-load share classes but there could be instances where a Class A share is offered without a front-end sales charge.
Wells Fargo Advisors Class 529-A share front-end sales charge waivers information
Wells Fargo Advisors clients purchasing or converting to Class 529-A shares of the fund through Wells Fargo Advisors transactional brokerage accounts are entitled to a waiver of the front-end load in the following circumstances:
◼
Shares purchased through a rollover from another 529 plan.
◼
Recontribution(s) of distributed funds are only allowed during the NAV reinstatement period as dictated by the sponsor’s specifications outlined by the plan.
Wells Fargo Advisors is not able to apply the NAV Reinstatement privilege for 529 Plan account purchases placed directly at the fund company. Investors wishing to utilize this privilege outside of Wells Fargo systems will need to do so directly with the Plan or a financial intermediary that supports this feature.
Unless specifically described above, other front-end load waivers are not available on mutual fund purchases through Wells Fargo Advisors.
Wells Fargo Advisors Contingent Deferred Sales Charge information
◼
Contingent deferred sales charges (CDSC) imposed on fund redemptions will not be rebated based on future purchases.
74

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Wells Fargo Advisors Class A front-end load discounts
Wells Fargo Advisors Clients purchasing Class A shares of the fund through Wells Fargo Advisors brokerage accounts will follow the following aggregation rules for breakpoint discounts:
◼
SEP or SIMPLE IRAs will not be aggregated as a group plan. They will aggregate with the client’s personal accounts based on Social Security Number. Previously established SEP and SIMPLE IRAs may still be aggregated as a group plan.
◼
Employer-sponsored retirement plan (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans) accounts will aggregate with other plan accounts under the same Tax ID and will not be aggregated with other retirement plan accounts under a different Tax ID or personal accounts. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans.
◼
A Gift of shares will not be considered when determining breakpoint discounts
75

P.O. Box 182903
Columbus, OH 43218-2903
Statement of Additional Information (“SAI”): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual/Semi-Annual Reports and Form N-CSR/Form N-CSRS: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period. The Funds' Form N-CSR and Form N-CSRS filings contain the Funds' annual and semi-annual financial statements.
How to Obtain Information: You may obtain a free copy of the SAI, annual and semi-annual reports and other information such as Fund financial statements and ask questions about the Funds or your accounts, online at VictorySharesLiterature.com, by contacting the Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
By mail:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You also can get information about the Funds (including the SAI, other reports and other information such as Fund financial statements) from the Securities and Exchange Commission (SEC) on the SEC’s EDGAR database at sec.gov, or after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
Investment Company Act File Number 811-4852
VF-SMF-PRO (11/26)